The Tax-Exempt Bond Fund of America®
Investment portfolio
April 30, 2022
unaudited
Bonds, notes & other debt instruments 92.12% Alabama 1.35%	Principal amount (000)	Value (000)
Auburn University, General Fee Rev. Bonds, Series 2018-A, 5.00% 2036	USD4,440	$4,908
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-C, 5.00% 2046	1,000	1,063
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	500	532
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043 (preref. 2027)	21,950	24,383
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 2053 (put 2027)	1,500	1,526
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 2052 (put 2026)	3,000	3,050
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 2052 (put 2029)	8,500	8,763
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 2048 (put 2023)	2,500	2,531
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	3,410	3,467
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	43,850	44,027
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	23,930	24,615
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025 (preref. 2022)	2,000	2,023
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 2025 (put 2024)	5,086	4,981
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	3,000	3,259
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,750	1,798
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	3,000	3,317
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2028	2,500	2,768
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2029	5,000	5,523
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2030	5,000	5,498
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2031	7,500	8,215
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	2,250	2,461
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	5,040	5,507
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2034	8,200	8,951
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	11,300	12,395
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	23,491
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	17,665	18,612
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,665
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.50% 2053	11,000	11,623
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	10,970	12,101
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	23,600	25,658
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,000	5,498
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,631
County of Morgan, Board of Education Capital Outlay School Warrants, Series 2012, 5.00% 2035 (preref. 2022)	1,050	1,059
City of Prattville, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 2033 (put 2024)	450	441
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 2.00% 2033 (put 2024)	425	416
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 2033 (put 2024)	3,775	3,698
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)	1,000	1,015
The Tax-Exempt Bond Fund of America — Page 1 of 148

unaudited
Bonds, notes & other debt instruments (continued) Alabama (continued)	Principal amount (000)	Value (000)
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	USD1,995	$2,027
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	51,730	52,458
		347,954
Alaska 0.13%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 2042	10,755	10,894
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	1,275	1,287
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	10,220	10,413
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,000	3,198
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	3,500	3,727
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 2066	35,320	4,309
		33,828
Arizona 1.79%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2027	1,305	1,445
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	1,375	1,547
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	1,700	1,940
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2033	6,395	7,118
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2034	16,455	18,292
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2038	1,530	1,694
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2036	1,000	1,134
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2023[1]	825	829
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 2027[1]	2,000	2,028
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 2029	600	514
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 2026	500	549
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 2027	250	279
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,188
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	3,730
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2023	450	463
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 2024	825	852
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	2,914
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,613
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 2026	1,200	1,260
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,632
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2028	625	698
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,110
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2032	525	594
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 2039	1,550	1,596
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2048	5,000	5,297
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2054	4,900	5,184
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,509
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2038	1,000	1,052
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 1.457% 2037[2]	10,035	9,363
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2033	1,000	1,078
The Tax-Exempt Bond Fund of America — Page 2 of 148

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2035	USD1,100	$1,183
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2036	1,000	1,074
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2037	1,045	1,122
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2039	2,045	2,187
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2044	1,630	1,733
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 4.00% 2049	4,075	3,919
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2038	250	250
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2045	2,200	2,143
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2041	450	412
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2051	1,330	1,150
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2061	7,920	6,600
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2051	1,800	1,557
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2061	2,480	2,067
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	2,735	2,901
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2042	1,000	1,060
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2047	1,310	1,381
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2051	1,025	1,078
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2037[1]	1,005	1,040
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[1]	2,150	2,232
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[1]	5,305	5,479
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[1]	4,000	4,145
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[1]	700	715
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[1]	835	808
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[1]	1,325	1,360
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 2029[1]	1,250	1,220
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 5.00% 2037	1,000	1,112
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2038	1,600	1,609
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2039	1,800	1,807
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2040	1,000	1,002
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2050	2,000	1,959
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Las Terrazas Apartments Project), Series 2022-A, 1.25% 2025 (put 2024)	2,445	2,391
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 2033	58,951	57,985
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2028	2,000	2,256
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2029	1,000	1,130
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2030	2,000	2,305
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2030	2,000	2,293
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2031	5,650	6,581
The Tax-Exempt Bond Fund of America — Page 3 of 148

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2038[1]	USD3,480	$3,849
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2023	620	632
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2037	725	776
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2052	750	791
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 2034	500	513
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2039	750	818
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2041[1]	255	234
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 2045	3,000	3,282
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2049	1,500	1,612
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 2050	3,000	2,997
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2051[1]	360	313
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2054	1,650	1,768
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 2049	2,845	2,904
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Bonds (Honor Health), Series 2021-A, 4.00% 2037	585	591
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-C, 1.01% 2035 (put 2024)[2]	4,570	4,589
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 2035	5,000	5,455
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 2048	21,500	21,000
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	1,035	1,094
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2040	7,250	6,899
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 2031	2,500	2,870
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 2032	5,205	5,962
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 2035	7,150	5,989
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 2035	8,175	6,847
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2033	5,080	5,514
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2024	280	287
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2026	260	271
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2027	250	261
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2030	290	303
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2041	650	667
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2045	1,050	1,068
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 2044	3,000	3,001
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 2049	16,000	15,745
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 2049	13,890	15,000
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2032	7,320	7,960
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2033	18,655	20,259
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 2033	2,515	2,796
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,200	2,398
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,000	2,177
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2033	USD1,000	$1,088
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,087
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,172
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2021-A, 5.00% 2026	500	548
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[1]	2,675	2,744
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[1]	1,000	1,026
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[1]	2,500	2,547
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[1]	3,900	3,972
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 2026[1]	2,390	2,407
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2035[1]	910	937
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2036[1]	8,535	8,829
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[1]	1,500	1,618
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2045[1]	1,050	1,072
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	13,750	13,793
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	12,035
County of Pima, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), Series 2013-A, 4.00% 2029	1,140	1,154
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2036	840	842
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2037	900	900
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2038	1,040	1,037
Salt Verde Financial Corp., Senior Gas Rev. Bonds, Series 2007, 5.00% 2037	6,905	7,564
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,081
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 2022	210	211
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2029	1,500	1,672
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2030	1,250	1,389
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2024	400	422
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	500	537
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2026	400	437
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2027	300	332
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2028	400	447
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2029	400	452
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 2042	1,800	2,055
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 2043	3,000	3,416
		462,063
Arkansas 0.04%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.99% 2044 (put 2022)[2]	2,750	2,750
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Protho Manor Apartments), Series 2021, 0.35% 2025 (put 2023)	4,000	3,886
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 2037	2,705	2,455
		9,091
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Bonds, notes & other debt instruments (continued) California 6.16%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	USD2,000	$2,049
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2035	3,400	3,686
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	521
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2032	1,230	1,270
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2033	1,325	1,368
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2038	2,895	2,985
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2044	3,400	3,737
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2049	2,100	2,320
Baldwin Park Unified School Dist., G.O. Bonds, 2018 Election, Series 2021, 3.00% 2043	1,250	1,066
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047 (preref. 2022)	7,315	7,357
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,085	1,146
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	985	1,040
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	295	311
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	3,000	3,064
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 2034	5,000	5,156
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 1.34% 2045 (put 2023)[2]	1,150	1,149
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.54% 2045 (put 2024)[2]	13,525	13,591
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	4,330	4,285
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.28%) 0.72% 2056 (put 2024)[2]	7,250	7,188
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 0.74% 2056 (put 2027)[2]	1,990	1,942
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-E, (SIFMA Municipal Swap Index + 0.41%) 0.85% 2056 (put 2028)[2]	14,000	13,696
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056 (preref. 2027)	9,985	11,131
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 2048	5,715	6,045
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 2043	750	797
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,200	1,241
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	6,295	5,523
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.125% 2030	1,450	1,451
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.125% 2031	800	800
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	1,000	1,004
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	768
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2033	750	785
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 2040	580	508
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 2041	USD480	$417
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 2046	3,150	2,603
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2044	2,500	2,108
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2043	5,000	5,055
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 3.00% 2046	2,000	1,660
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2031	600	422
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2032	315	211
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2033	320	204
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2034	625	379
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2038	1,300	635
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2039	1,000	467
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,142
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	225	243
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,164
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	1,842
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2028	1,370	1,449
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2029	1,325	1,398
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,437
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	570	625
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,015	1,110
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	1,070	1,169
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2033	1,125	1,229
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2043	4,000	1,632
Community Housing Agcy., Essential Housing Rev. Bonds (Aster), Series 2021-A-1, 4.00% 2056[1]	2,550	2,269
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2056[1]	22,790	20,102
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 2049[1]	1,000	957
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2049	1,000	986
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2035	1,500	885
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2040	500	228
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 2057[1]	9,505	7,073
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 2057[1]	13,730	9,786
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 2057[1]	540	406
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2057[1]	USD5,000	$3,565
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 2058[1]	39,100	32,426
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 2056[1]	5,970	4,420
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 2058[1]	4,400	3,101
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 2056[1]	2,710	1,934
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 2057[1]	2,215	1,615
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 2056[1]	5,000	4,331
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 2058[1]	1,725	1,268
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 2057[1]	33,900	24,628
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 2038	1,085	1,054
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 2043	1,095	1,030
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 2051	2,180	1,973
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 2038	1,230	1,195
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 2043	1,150	1,081
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 2051	2,540	2,299
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2037	6,000	3,313
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 2040	505	623
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	1,000	1,211
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2029	2,120	2,136
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,400
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	534
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	534
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	1,500	1,599
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	12,830	13,442
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	13,500	14,057
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,504
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2033	3,000	3,015
Elk Grove Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2046	1,105	1,096
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	938
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	817
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 5.00% 2046	3,000	3,245
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2049	3,500	3,456
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2034	1,000	628
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,015
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, National insured, 5.00% 2023	USD1,040	$1,080
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,670	2,919
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,120	3,404
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2039	3,000	3,042
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	5,000	5,058
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	908
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	2,600	2,679
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2022	95	96
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2023	145	148
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053 (preref. 2024)	7,500	7,963
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2034	2,000	1,277
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	2,000	1,221
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2033	1,000	958
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 2043	2,000	1,675
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,005	1,099
G.O. Bonds, Series 2021, 5.00% 2031	395	428
G.O. Bonds, Series 2021, 5.00% 2032	335	362
G.O. Bonds, Series 2015, 5.25% 2032	10,000	10,771
G.O. Bonds, Series 2021, 5.00% 2034	335	362
G.O. Bonds, Series 2021, 4.00% 2037	1,000	1,026
G.O. Bonds, Series 2021, 4.00% 2039	3,000	3,059
G.O. Bonds, Series 2020, 4.00% 2041	500	508
G.O. Bonds, Series 2022, 5.00% 2042	1,205	1,316
G.O. Bonds, Series 2020, 4.00% 2045	2,000	2,018
G.O. Bonds, Series 2021, 5.00% 2046	260	290
G.O. Bonds, Series 2020, 4.00% 2050	1,000	1,001
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	1,825	1,842
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	4,000	4,743
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2041	2,625	2,989
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 2029	990	752
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 2031	1,250	871
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025 (escrowed to maturity)	10,000	9,266
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	7,000	6,319
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027 (escrowed to maturity)	7,460	6,542
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 2066	92,670	10,019
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	9,835	6,871
Grossmont-Cuyamaca Community College Dist., G.O. Bonds, 2012 Election, Series 2018-B, 4.00% 2047	3,500	3,488
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2045	4,700	4,951
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2061	USD3,085	$3,196
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 2050	2,500	2,440
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	7,000	7,648
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 2048	7,000	6,857
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2040	3,000	3,297
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 4.00% 2048	10,985	10,918
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2038	9,415	9,491
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	27,640	31,932
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 2040	1,000	992
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2047	1,035	1,007
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2038	2,100	2,287
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,695	2,738
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2046	1,050	1,028
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2051	5,500	5,323
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	270
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	350	371
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033 (preref. 2023)	1,300	1,343
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	9,100	9,234
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2032	6,000	6,633
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2035	8,500	9,365
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2036	6,000	6,604
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,000	4,001
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2040	700	765
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2050	1,250	1,348
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2055	1,000	1,072
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 2033	10,545	10,839
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	15,927	15,940
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 2035	9,931	10,083
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	19,195	18,391
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2036[1]	340	352
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2041[1]	510	520
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2046[1]	135	136
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2051[1]	175	175
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 5.00% 2033	4,800	5,247
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	4,750	4,531
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 1.14% 2050 (put 2026)[2]	1,000	995
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2028	1,000	1,105
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2030	950	1,048
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2046	5,150	5,086
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	5,000	4,879
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2039	1,000	1,036
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	USD5,250	$5,579
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	100	101
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 5.00% 2023	1,235	1,247
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2028	675	678
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2023	1,100	1,142
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2027	325	336
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2030	700	723
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	368
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	585	615
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	646
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	394
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	995	1,039
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,000	1,068
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 4.00% 2026	150	155
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2026	1,300	1,408
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2027	1,085	1,189
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2032	250	268
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2033	120	129
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2034	1,000	1,071
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2034	475	508
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2035	1,255	1,370
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2035	530	566
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2036	510	545
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2037	705	752
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2038	645	687
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,061
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2044	6,145	5,983
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2047	2,000	2,109
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2049	1,000	1,053
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2051	3,000	3,148
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2054	8,000	8,016
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,000	1,047
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,191
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	738
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	USD1,260	$1,326
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,313
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2031	1,890	2,012
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2035	1,125	1,171
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2039	1,095	1,120
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2032	415	445
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2033	880	937
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2034	945	997
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2035	1,020	1,066
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2036	840	870
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2037	1,170	1,204
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2038	1,255	1,289
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2039	1,340	1,374
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2040	1,435	1,467
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2041	1,535	1,567
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2047	3,395	3,416
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2046	935	930
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2051	3,125	3,076
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2013-A, 5.00% 2030 (preref. 2023)	1,500	1,556
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2039	1,000	1,025
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2041	675	689
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2047	2,915	2,933
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	5,915	6,164
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2040	4,375	4,544
City of Lancaster, Successor Agcy. to the Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,100	1,108
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,036
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	3,870
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,291
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,003
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,003
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,316
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2037	1,000	911
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2038	1,405	1,260
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2039	1,000	890
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-G, Assured Guaranty insured, 0% 2029	3,995	3,133
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,135	1,198
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2030	USD985	$1,039
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2031	685	722
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,536
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	1,400	1,501
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-B, 5.00% 2049	1,805	1,948
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,500	1,603
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-D, 4.00% 2035	1,000	1,040
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	6,000	6,018
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2039	1,000	1,153
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2046	3,750	4,218
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2047	1,000	1,135
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2051	5,600	6,261
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 2052	10,000	11,264
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2026 (put 2025)	5,924	5,781
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,430	1,482
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027 (preref. 2023)	520	539
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	1,250	1,389
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2021-RYRR, 4.00% 2041	2,775	2,810
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2005 Election, Series 2018-M-1, 5.25% 2042	20,000	22,072
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2018-B-1, 5.00% 2026	2,150	2,355
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 2029	4,430	4,943
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-C, 7.00% 2034	3,105	3,872
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	7,005	8,708
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2026	1,440	1,533
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2029	1,260	1,359
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2031	570	569
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2031	250	269
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2032	725	775
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2033	760	812
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2033	345	371
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	600	641
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2036	850	905
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	4,390	4,721
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 0.58% 2037 (put 2024)[2]	1,715	1,711
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,581
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,075
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 2042[1]	5,025	5,377
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2034	1,260	1,328
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2035	1,190	1,243
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2037	USD315	$324
Mt. San Jacinto Community College, G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 2035	1,040	1,025
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 2027[1]	13,405	14,456
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[1]	1,500	1,599
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[1]	1,500	1,579
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2046	2,225	1,759
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 2049	1,000	737
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	850	905
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,100	1,137
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2038	3,750	3,822
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	3,750	4,000
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 2042	565	527
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 2056	655	574
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2057[1]	20,515	15,562
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 2056[1]	2,060	1,416
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2041	220	221
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2046	615	605
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2051	6,695	5,119
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2054	1,490	1,113
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2036	750	812
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2037	1,755	1,898
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2039	1,535	1,654
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2040	1,520	1,635
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2052	2,225	2,362
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	2,834
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	1,972
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,262
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2024	760	796
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	2,620	2,826
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	1,875	2,016
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2028	3,320	3,560
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2031	1,915	2,026
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2032	1,175	1,242
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,074
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2034	2,935	3,178
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.367% 2027[2]	13,640	13,464
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,408
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2042	2,180	2,071
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2052	3,425	3,096
Ontario International Airport Auth., Airport Rev. Bonds, Series 2021-A, 5.00% 2046	5,385	5,918
Ontario-Montclair School Dist., G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2043	2,355	2,576
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026 (preref. 2022)	USD1,070	$1,085
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2027 (preref. 2022)	1,300	1,319
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2028 (preref. 2022)	750	761
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 2034	730	764
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	1,950	2,037
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 2041	1,250	1,309
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2036	2,880	3,102
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2047	6,000	6,343
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2036	3,000	3,507
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2030	250	273
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,250	2,455
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	7,000	5,592
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	15,520	11,381
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,101
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 2045	5,295	5,479
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	676
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,260	1,307
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,291
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	3,725	3,850
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2030	1,910	2,092
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2031	2,040	2,230
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2032	2,185	2,370
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	965	1,045
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,265	1,344
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	590	625
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,256
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	710	721
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2033	500	543
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2024	500	508
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2027	440	456
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2043	1,910	1,936
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 2027[1]	2,085	1,979
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 2028[1]	1,250	1,177
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 2029[1]	USD1,000	$939
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2046[1]	230	230
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2051[1]	200	199
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 2046	1,130	1,130
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 2046	1,000	1,115
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2020-D, 5.00% 2029	1,000	1,141
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,598
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2033	3,750	4,307
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	6,500	7,430
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2032	3,000	3,482
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2032	1,300	1,498
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 2034	3,000	3,366
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2034	500	572
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 2035	3,000	3,356
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2035	795	908
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 2036	3,260	3,640
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2025	1,000	1,023
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2027	425	437
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2028	1,185	1,209
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2030	1,390	1,394
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	1,884
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	1,500	1,629
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2026	335	361
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2033	310	333
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2034	1,000	1,074
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028 (preref. 2024)	490	518
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029 (preref. 2024)	540	571
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035 (preref. 2024)	2,525	2,669
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.15%) 0.57% 2035 (put 2023)[2]	4,500	4,480
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,335
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	633
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,052
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,051
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	2,560	2,756
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,611
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 2032	USD1,000	$1,025
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	2,500	2,531
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 2046	2,480	2,369
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	1,480	1,577
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	2,135	2,273
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	2,175	2,313
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,040	1,105
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,115	1,183
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,058
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 2036	1,070	1,002
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2022	500	505
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	530
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2037	1,750	1,822
City of Roseville, Fin. Auth., Electric System Rev. Ref. Bonds, Series 2017-A, 4.00% 2036	3,365	3,432
Roseville Joint Union High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2045	4,000	4,001
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2025	100	108
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2028	1,735	1,860
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,197
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2024	1,160	1,204
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2033	1,500	1,549
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	8,184
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	1,500	1,547
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,070
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	4,200	4,475
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 0.90% 2034[2]	6,295	5,882
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2044	935	935
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2049	4,455	4,384
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	10,500	10,931
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,035
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,035
San Bruno Park School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 4.00% 2048	1,370	1,355
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2028	940	994
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2046	1,750	1,736
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2051	2,000	1,979
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2056	11,575	11,425
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2033	2,000	2,220
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2034	1,940	2,151
San Diego Community College Dist., G.O. Bonds, Convertible Capital Appreciation Bonds, 2002 Election, Series 2013, 0% 2041 (6.23% on 8/1/2032)[3]	12,990	7,279
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 2050	USD20,500	$22,082
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 2052	3,235	3,168
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2051	1,075	944
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 2050	2,000	1,971
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2036[1]	805	790
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2051[1]	1,015	908
City of San Francisco, Municipal Transportation Agcy., Rev. Green Bonds, Series 2021-C, 4.00% 2051	5,000	4,922
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	1,500	1,495
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2044	3,600	3,838
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2049	5,300	5,614
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023	500	512
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2043	1,300	1,302
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	750	751
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 2031	29,425	21,812
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2028	400	425
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,500	2,651
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 2049	7,000	7,438
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 2052	3,500	3,574
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2055	1,205	1,179
Santa Ana Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	10,000	6,413
Santa Clara Valley Water Dist., Water System Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	1,750	1,952
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2035	1,725	1,808
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2036	1,780	1,864
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2041	3,720	3,880
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2046	4,740	4,918
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	2,795	2,861
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[1]	1,960	2,069
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.80% 2040[2]	14,800	14,800
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	1,985	1,977
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-C, 2.625% 2033 (put 2023)	10,345	10,250
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	2,820	2,794
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 2046	2,585	2,126
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 2046	USD2,835	$2,843
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 2051	750	746
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044 (preref. 2024)	13,600	14,370
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,000	10,208
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	4,000	4,537
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	260	264
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2025[1]	2,500	2,647
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2041[1]	3,425	3,557
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[1]	1,000	1,037
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[1]	750	775
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,492
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 2046	1,235	1,141
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 2051	2,045	1,854
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2040	2,210	2,259
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2045	3,755	3,792
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2032	1,245	1,314
City of Temecula, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,220	1,350
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2029	1,005	1,071
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	630	670
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,295	1,376
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	2,965	3,145
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	2,135	2,263
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	529
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2041	1,575	1,519
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	500	464
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2051	1,305	1,185
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 2031	1,010	1,016
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2032	2,655	2,595
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2033	1,380	1,336
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2045	1,000	1,083
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 2.40% 2049	605	582
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2041	8,640	9,391
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	6,755	7,296
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,215	1,306
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2037	USD1,000	$1,074
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	300	311
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	1,000	1,011
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2023	545	565
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2026	1,285	1,370
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2028	1,265	1,343
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2033	4,000	4,280
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2038	2,155	2,297
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	5,750	2,619
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 5.00% 2046	13,315	14,903
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 2047	17,700	19,077
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 2051	2,250	2,203
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,307
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 2045	1,850	1,853
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 2040	1,905	1,949
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 2042	1,575	1,605
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, BAM insured, 4.00% 2046	1,730	1,716
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2046	1,650	1,637
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2046	490	486
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2051	650	638
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029 (preref. 2022)	3,000	3,051
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2023	580	594
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2024	700	726
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2025	500	524
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2026	1,650	1,771
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2026	1,000	1,066
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2026	600	635
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	950	1,013
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	320	347
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	140	152
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2038	825	884
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2041	420	447
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	1,140	1,230
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,519
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	5,655	3,211
Washington Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2031	1,000	732
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2033	5,700	6,604
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty Municipal insured, 3.00% 2046	USD3,500	$2,886
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2027	350	382
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2028	550	599
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,205	1,309
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2031	675	731
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,400	1,433
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2033	1,455	1,487
West Sonoma County Union High School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 5.00% 2043	775	857
West Sonoma County Union High School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 5.00% 2046	705	776
West Sonoma County Union High School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 5.00% 2049	1,000	1,098
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,035	1,126
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,165	1,261
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2044	1,105	1,186
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2029	1,000	1,099
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2030	1,570	1,725
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	3,425	3,536
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2033	3,560	3,656
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2036	1,635	1,661
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2041	3,645	3,643
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2046	2,000	1,939
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2050	4,815	4,613
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 2041	2,385	2,309
		1,591,128
Colorado 1.85%
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 2039	1,550	1,553
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	3,805	4,081
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	990
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	165	168
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2022	100	102
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2023	195	203
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2023	120	125
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2024	USD200	$212
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2024	135	143
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2025	180	194
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2025	125	135
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2026	270	294
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2026	195	214
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2027	200	222
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	125	136
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	260	282
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2028	210	236
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2029	210	239
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2029	125	136
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2030	250	272
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2030	215	244
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2031	230	261
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2031	135	147
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2033	255	289
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2034	285	323
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2035	100	113
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 3.25% 2050	2,155	1,882
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2050	1,500	1,664
City of Aurora, Sewer Rev. Bonds (Seam Fac. and Other System Improvements Project), Series 2021, 4.00% 2051	4,000	4,105
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.00% 2022	90	90
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 2027	500	486
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	1,275	1,293
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	200	203
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	5,255	5,262
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 2048	4,425	4,451
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.50% 2035	1,000	765
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 2046	1,800	1,281
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 2050	USD1,650	$1,182
Certs. of Part., Series 2021-A, 4.00% 2036	1,500	1,567
Certs. of Part., Series 2021-A, 3.00% 2037	9,065	8,244
Certs. of Part., Series 2021-A, 4.00% 2038	1,000	1,042
Certs. of Part., Series 2021-A, 4.00% 2039	1,500	1,553
Certs. of Part., Series 2021-A, 4.00% 2040	1,500	1,544
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2042	4,000	4,411
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.375% 2033	1,750	1,796
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 2033	2,000	1,330
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 2034	2,000	1,271
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 2033	6,500	7,142
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 2048	13,515	14,461
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 2029	1,510	1,641
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 2041	4,750	5,007
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,000	1,075
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,072
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	4,485	4,794
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,660	2,843
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,599
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,140	1,213
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,685	1,792
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,312
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,060
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,551
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[1]	630	655
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.537% 2039 (put 2024)[2]	2,315	2,269
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 2027	3,250	2,774
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2030	14,065	10,742
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2031	1,375	1,008
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2035	14,760	9,281
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2041	65	60
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2051	200	175
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2061	255	213
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2027 (preref. 2023)	1,500	1,540
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	125	130
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2025	150	162
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2026	USD105	$116
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	110	123
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	150	170
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	150	170
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	155	175
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	175	197
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2033	185	208
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	200	225
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2035	215	241
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2039	1,750	1,818
Counties of Garfield and Mesa, Grand River Hospital Dist., Unlimited Tax G.O. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	2,050	2,119
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	6,473
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	3,854
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033 (preref. 2027)	6,910	7,697
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,020	2,250
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	2,685
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	5,500	5,906
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	8,945	8,972
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 5.00% 2038	2,055	2,302
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 2046	1,500	1,468
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	6,760
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	3,130	3,390
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	21,250	22,839
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	11,855	12,749
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 2033	12,000	12,452
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 2045	1,000	939
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 2050	1,400	1,296
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Assn. Project), Series 2018, 2.80% 2042 (put 2023)	3,590	3,605
Health Facs. Auth., Retirement Housing Rev. Bonds (Liberty Heights Project), Capital Appreciation Bonds, Series 1991-B, 0% 2024 (escrowed to maturity)	1,765	1,673
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027 (preref. 2022)	1,000	1,017
Health Facs. Auth., Rev. Bonds (Christian Living Neighborhoods Project), Series 2019-A-1, 4.00% 2044	1,000	955
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 2049	USD1,995	$1,598
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 2049	2,000	1,896
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 2040	1,000	956
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	11,485	12,084
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[4]	2,500	1,325
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[4]	2,665	1,412
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2023	610	613
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2024	270	273
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2025	565	589
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	782
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	500	515
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2022	640	651
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,065	1,134
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	805	856
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	290	305
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	3,000	3,165
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2032	4,000	4,470
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2036	5,750	5,796
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2037	4,000	4,018
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2038	5,800	5,805
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 2040	13,070	12,966
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	10,355
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2026 (put 2025)	7,150	6,996
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	4,705	4,792
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	2,540	2,586
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	1,660	1,700
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	8,695	8,923
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 2049	6,125	6,299
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 2049	1,440	1,480
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 2050	8,215	8,103
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	13,545	13,714
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 2050	5,115	5,201
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 2051	2,680	2,637
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 2051	1,440	1,419
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 2051	170	167
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	12,220	12,130
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 2052	2,000	1,979
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,493
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	39,500	50,274
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	9,718
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2033	500	498
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2033	500	495
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2036	700	691
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	1,575	1,603
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 2029	2,065	2,026
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2021-C-4, 4.00% 2051	USD5,370	$5,405
Weld County School Dist. No. 6, G.O. Bonds, Series 2021, 4.00% 2045	2,705	2,783
		476,827
Connecticut 0.78%
G.O. Bonds, Series 2022-B, 4.00% 2038	1,300	1,333
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2027	125	139
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2029	430	476
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2037	3,210	3,495
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 2052	3,000	2,888
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 2050[1]	735	786
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 4.00% 2051	3,335	3,195
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 2034	3,000	3,022
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,460	1,558
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2030	2,265	2,424
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2031	3,000	3,205
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2035	2,895	3,081
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2036	2,990	3,181
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 2052	25,475	27,495
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2035	2,545	2,494
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2036	5,880	5,733
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2039	3,045	2,935
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2040	3,085	2,960
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2042	1,995	1,901
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2012-J, 5.00% 2042	250	251
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	3,100	3,077
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 2049 (put 2024)	1,915	1,828
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 4.00% 2057 (put 2023)	14,000	14,305
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 2032	1,565	1,514
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 2032	470	470
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 2033	405	402
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 2035	1,000	853
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 2036	4,850	4,574
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 2037	4,400	4,436
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	5,335	5,362
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 2044	17,525	17,468
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	8,500	8,662
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	2,205	2,235
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	2,110	2,150
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	2,745	2,771
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 2047	3,920	3,989
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	2,455	2,493
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,830	1,858
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,235	1,254
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	2,755	2,715
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	10,400	10,628
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 2049	3,410	3,484
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-5, 0.45% 2051 (put 2024)	4,995	4,739
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 2051	1,340	1,336
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 2051	705	706
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	585	590
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	115	115
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[1]	5,500	5,869
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[1]	USD2,700	$2,747
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2045[1]	1,705	1,737
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-D, 5.00% 2036	1,000	1,140
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 2040	2,000	2,226
Special Tax Obligation Transportation Infrastructure Bonds, Series 2021-A, 5.00% 2035	500	570
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2030[1]	9,250	9,927
		200,782
Delaware 0.16%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 2029	515	506
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2039	720	730
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2049	1,800	1,800
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2054	835	828
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2045 (put 2025)	760	705
Health Facs. Auth., Rev. Ref. Bonds (Christiana Care Health System), Series 2020-A, 4.00% 2049	3,305	3,301
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 2039	4,205	4,316
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 2044	5,000	5,093
Transportation Auth., Grant Anticipation Bonds, Series 2020, 5.00% 2033	1,250	1,417
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 2055	20,455	21,573
		40,269
District of Columbia 1.16%
G.O. Bonds, Series 2017-D, 5.00% 2035	5,000	5,447
G.O. Bonds, Series 2017-D, 5.00% 2036	7,250	7,892
G.O. Bonds, Series 2014-C, 5.00% 2038	1,800	1,880
G.O. Bonds, Series 2016-D, 5.00% 2041	3,000	3,260
G.O. Bonds, Series 2017-D, 5.00% 2042	2,645	2,871
G.O. Bonds, Series 2019-A, 5.00% 2044	5,000	5,566
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	1,000	1,096
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2032	7,775	8,745
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	8,610	9,653
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2035	4,000	4,604
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2035	3,655	4,089
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	5,510	5,998
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	2,500	2,719
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)	9,505	9,139
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2019, 1.45% 2039 (put 2022)	1,250	1,250
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2045	2,000	2,240
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 2036	4,705	4,306
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 2040	12,340	10,841
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2029	1,000	1,137
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,415	1,603
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2033	2,100	2,361
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2034	2,005	2,251
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2035	1,720	1,778
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2036	2,380	2,457
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2039	2,020	2,062
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Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 2049	USD3,155	$3,146
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 2044[3]	2,000	2,370
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	41,230	20,167
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	2,000	945
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2031	5,100	3,616
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 2033	6,565	4,246
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2036	5,880	3,309
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2038	27,130	13,836
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	23,255	10,677
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 2032	1,800	1,995
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2053	34,470	33,982
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	2,775	2,854
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	400	409
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	1,455	1,482
Rev. Bonds (KIPP DC Issue), Series 2019, 5.00% 2024	100	103
Rev. Bonds (KIPP DC Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,000	1,044
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	4,385	4,500
Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	5,711
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,000	5,501
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,750	4,164
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2023	655	675
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2028	3,925	4,411
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2030	3,750	4,140
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2031	3,750	4,133
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2037	9,320	10,050
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,031
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2039	7,630	8,216
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 2049	12,400	13,665
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 2052	16,000	17,366
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2012-C, 5.00% 2025	5,000	5,060
		300,049
Florida 5.68%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 2040	1,475	1,368
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	1,190	1,244
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 2037 (put 2026)	2,000	2,158
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 2049	15,500	15,102
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,348
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	USD13,410	$13,888
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	105	106
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2024	160	168
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2028	1,480	1,600
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2029	420	453
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2030	435	467
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2031	460	493
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2032	480	513
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	735	776
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	2,690	2,826
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	6,300	6,582
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2037	3,230	3,289
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,237
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,065
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 2032	1,095	1,105
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, 3.00% 2052	5,600	4,505
County of Broward, Water and Sewer Utility Rev. Bonds, Series 2019-A, 4.00% 2044	10,000	10,152
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.25% 2023	1,465	1,467
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 2024	1,230	1,228
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2025	1,105	1,108
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2026	895	897
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 2027	570	582
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 2029[1]	425	395
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 2049[1]	1,255	1,272
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2049[1]	770	780
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2054[1]	390	395
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 2056[1]	2,825	2,864
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, Assured Guaranty Municipal insured, 5.00% 2034	1,315	1,505
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 2043	3,500	3,834
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2044	32,000	35,394
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 2048	1,565	1,713
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	4,000	4,340
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2038	9,935	10,918
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2039	5,000	5,125
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2040	3,000	3,058
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 2041	2,500	2,557
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2042	1,550	1,696
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	2,500	2,507
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.00% 2026	975	936
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.125% 2027	USD995	$954
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.25% 2028	1,015	963
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.375% 2029	1,040	983
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.75% 2033	2,230	2,037
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 3.00% 2038	2,930	2,637
County of Collier, Educational Facs. Auth., Education Facs. Rev. Bonds (Hodges University Inc. Project), Series 2013, 6.125% 2043 (preref. 2023)	1,000	1,056
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2043	10,000	10,785
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2048	1,500	1,607
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 2052	16,785	16,355
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2023	500	501
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 2025	1,145	1,145
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2027	600	601
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2028	755	753
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 2030	240	240
County of Collier, Pine Air Lakes Community Dev. Dist., Special Assessment Bonds, Series 2008, 6.75% 2039	2,650	2,650
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 2038	2,500	2,740
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)	6,385	6,147
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2035	1,000	1,035
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2040	1,650	1,699
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2050	4,415	4,503
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2055	1,620	1,645
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 2056	1,250	1,269
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 2045	700	620
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033 (preref. 2023)	3,445	3,605
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2041	1,800	1,762
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2042	1,750	1,712
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2046	5,250	5,107
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2052	7,710	7,003
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2052	7,760	8,214
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,003
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	8,065	8,322
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 2033 (put 2024)	775	759
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 5.00% 2040	4,000	4,370
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2045	USD5,245	$4,917
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2050	3,000	2,763
County of Escambia, Pollution Control Rev. Ref. Bonds (Gulf Power Co. Project), Series 2002, 2.60% 2023	2,500	2,509
City of Fort Lauderdale, Water and Sewer Rev. Bonds, Series 2018, 4.00% 2041	7,920	8,152
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2032	2,000	2,223
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2033	2,500	2,773
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2036	500	554
City of Gainesville, Utilities System Rev. Bonds, Series 2021-A-2, 5.00% 2051	42,615	47,402
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 2046	25,865	28,927
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	585	591
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	22,689
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 2037	545	552
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 2047	910	914
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	708
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2030	1,150	1,244
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2031	1,500	1,623
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2033	1,300	1,404
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2035	4,580	4,939
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2036	1,380	1,487
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-B, 5.00% 2035 (preref. 2024)	2,400	2,546
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2043	12,500	13,557
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2048	5,170	5,569
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 2028	375	420
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 2029	500	567
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044 (preref. 2024)	5,000	5,303
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 2052	23,315	23,031
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 2055	8,350	7,908
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	5,005	5,084
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	1,800	1,824
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	12,425	12,609
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,980	2,013
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 2050	13,625	13,880
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 2051	4,605	4,553
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	935	940
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	5,260	5,171
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 2052	3,855	3,801
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2014-B, 3.00% 2045	530	533
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	195	197
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 2035	930	960
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,057
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,056
City of Jacksonville, Health Care Facs. Rev. Ref. Bonds (Baptist Health), Series 2019-A, 5.00% 2032	2,200	2,484
JEA, Electric System Rev. Bonds, Series 2013-C, 5.00% 2022 (escrowed to maturity)	1,450	1,471
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	USD4,250	$4,653
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2027	8,800	9,752
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2028	8,140	9,090
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2029	4,000	4,467
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2030	5,050	5,773
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2030	4,650	5,183
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2031	7,935	8,776
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2031	4,900	5,608
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2031	3,985	4,519
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2032	11,830	13,561
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2032	4,380	4,957
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2033	6,395	7,321
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2033	5,280	5,818
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2033	1,000	1,128
JEA, Electric System Rev. Bonds, Series 2017-B, 3.375% 2034	650	647
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2035	4,250	4,375
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 2035	3,925	4,072
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2036	3,785	3,893
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2037	2,000	2,068
JEA, Electric System Rev. Bonds, Series 2020-A-3, 4.00% 2038	1,750	1,791
JEA, Electric System Rev. Bonds, Series 2020-A-3, 4.00% 2039	1,250	1,273
JEA, St. Johns River Power Park System Rev. Bonds, Issue 3, Series 2008-2, 5.00% 2037	11,325	11,350
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2029	4,350	4,871
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2033	5,565	6,188
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2035	1,890	2,154
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2036	1,000	1,027
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 2037	1,220	1,258
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2037	1,000	1,027
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2038	1,665	1,701
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2038	1,000	1,021
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2039	1,000	1,016
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2040	850	862
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2040	500	507
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,085	2,252
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,355	1,465
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 2033	3,340	3,538
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2039	1,000	1,077
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2044	5,225	5,593
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2049	4,860	5,177
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,119
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,322
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,320
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,052
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,052
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,051
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2033	2,350	2,608
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2034	USD2,000	$2,214
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2035	2,000	2,209
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2036	1,750	1,929
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 4.00% 2037	2,500	2,519
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2037	3,000	3,299
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	1,380	1,395
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2022	665	665
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2023	700	718
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2024	645	672
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2025	380	403
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2026	815	878
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 2031	655	642
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 2034	1,060	993
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-A, 4.00% 2046	3,000	2,941
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045 (preref. 2024)	5,000	5,298
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,205	2,221
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	985	995
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	1,000	1,118
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 2034	1,600	1,627
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,850	1,987
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	10,000	10,402
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2029	1,415	1,483
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2039	6,485	6,761
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2010-A, 5.00% 2040	3,050	3,065
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,513
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,362
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	1,500	1,508
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,163
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,359
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,152
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	3,180	3,474
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	7,200	7,850
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	2,385	2,595
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,094
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,300	3,585
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,678
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,083
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	3,700	3,654
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 2027 (put 2022)	2,245	2,231
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 2031	USD300	$297
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 2036	560	562
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 2046	1,240	1,227
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2042	2,650	2,705
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 2043	7,360	8,192
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2044	2,000	2,023
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2046	6,105	6,118
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 2046	20,640	22,763
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2017-A, 4.00% 2047	4,750	4,775
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2048	8,000	7,990
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2051	2,500	2,486
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	4,000	4,062
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	1,500	1,602
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	1,000	1,068
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 4.00% 2038	15,000	15,404
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	33,760	33,662
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	520
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,190	1,265
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 2045	2,500	2,646
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,645	1,710
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,800	1,870
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	12,850	13,314
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2044	2,000	2,070
City of Miami Beach, Water and Sewer Rev. and Rev. Ref. Bonds, Series 2017, 5.00% 2047	16,550	18,140
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	729
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,347
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	1,838
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	6,000	6,553
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	5,000	5,450
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	2,000	2,176
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,378
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	2,000	2,170
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	6,965	7,550
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	11,500	12,335
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	9,250	9,826
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2024	1,750	1,829
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,041
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,900	1,970
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,750	1,826
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	70	71
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	3,980	4,169
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2028	2,250	2,396
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	6,400	6,764
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	USD7,000	$7,446
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	6,250	6,575
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	6,820	7,254
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	7,950	8,324
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	12,720	13,530
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2024	4,000	4,219
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2025	4,000	4,296
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2026	3,000	3,277
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	2,000	2,168
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2034	5,000	5,416
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2036	3,000	3,246
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2036	7,345	6,990
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2042	24,770	22,612
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2047	33,335	29,446
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)	2,890	2,747
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,060
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 2046 (put 2028)	4,000	3,435
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035 (preref. 2023)	2,600	2,688
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 2049	8,470	8,335
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	4,340	4,682
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	1,125	1,202
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 4.00% 2034	1,200	1,200
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,410
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 2042	345	377
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.625% 2022	145	145
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.75% 2023	180	180
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.875% 2024	325	324
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.00% 2025	350	351
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.125% 2026	360	361
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.25% 2027	370	372
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.40% 2028	USD385	$388
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.50% 2029	385	389
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.875% 2033	1,715	1,732
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 4.125% 2039	1,605	1,628
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014[4]	1,385	33
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015[4]	725	17
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B-2, 5.25% 2015[4]	590	14
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 2035[3]	330	342
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036[3]	955	967
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	2,085	50
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038[3]	1,935	1,959
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038[4]	3,005	72
Pasco County School Board, Rev. Ref. Certs. of Part., Series 2021-A, 5.00% 2032	3,000	3,445
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 2040	1,200	1,207
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 2043	3,000	2,981
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.25% 2022	500	500
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 2040	2,000	1,910
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 2050	5,000	5,195
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,590	1,624
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	4,065	4,138
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 2051	2,720	2,418
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2030	1,750	1,836
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2031	2,000	2,096
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,000	1,047
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2033	2,900	3,030
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,125	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 2039[5,6]	24,705	3,807
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2023[4]	1,726	1,096
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.625% 2024	410	408
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 2025	1,085	1,076
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.75% 2025	420	416
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.10% 2026	1,030	974
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 2026	2,395	2,268
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	840	834
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.00% 2026	USD430	$427
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.25% 2027	2,445	2,294
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.25% 2027	1,055	989
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 2027	1,155	1,148
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.125% 2027	445	442
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.30% 2028	1,080	998
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.40% 2028	2,505	2,331
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	1,190	1,182
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.25% 2028	460	457
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.40% 2029	1,105	1,012
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.50% 2029	2,565	2,369
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2033	5,515	5,172
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2033	2,380	2,229
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2037	6,230	5,721
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2040	4,030	3,626
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 2036	1,000	1,020
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 2055	5,185	5,306
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2022	110	110
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2023	115	116
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032[4]	1,820	1,760
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	130	122
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2024	355	349
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 2026	370	358
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.375% 2028	385	366
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.875% 2033	980	906
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2038	985	901
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 2048	1,000	1,047
County of Sarasota, Hospital Dist. Rev. Bonds (Sarasota Memorial Hospital Project), Series 2018, 5.00% 2038	10,000	11,102
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2028	2,000	2,179
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2042	USD8,250	$8,846
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	11,920	12,698
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2030[1]	1,250	1,293
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	550	576
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,047
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2022	330	330
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2023	345	350
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2024	355	362
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2025	285	292
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2026	320	331
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2027	305	316
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2028	315	331
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2029	320	336
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,000	2,146
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,145
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2037	4,525	4,843
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2036	2,000	2,137
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	2,810
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,025	1,094
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	3,660	3,866
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2036	830	467
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2038	1,000	511
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2041	1,000	442
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2045	1,850	667
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2053	5,050	1,241
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2036	575	636
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2040	800	874
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2050	4,000	4,306
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2033	1,000	1,063
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2035	2,000	2,124
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2040	4,555	4,829
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	1,500	1,584
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 2050	3,735	3,746
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,447
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,025
Tampa Bay Water, Regional Water Supply Auth., Utility System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	6,425	7,209
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 2047	4,100	4,469
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017-C, 5.00% 2048	5,000	5,456
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	41,550	42,501
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	USD2,180	$2,193
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2017-A, 5.00% 2023	1,200	1,241
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	15,935	16,470
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	2,500	2,621
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	4,000	4,279
City of West Palm Beach, Utility System Rev. Bonds, Series 2017-A, 5.00% 2042	7,800	8,582
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	935	933
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	3,400	3,310
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	930	933
		1,466,574
Georgia 2.11%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	1,500	1,447
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 2044	1,160	1,262
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2038	10,000	11,005
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2039	29,030	31,901
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2040	7,000	7,681
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 2026	500	546
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027 (preref. 2023)	3,500	3,625
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2024	1,650	1,744
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 2026[1]	1,255	1,197
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 2031[1]	600	546
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 2042[1]	1,210	1,040
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 2051[1]	2,470	2,076
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 2024 (put 2023)	2,000	1,940
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	6,500	6,258
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2034	1,960	2,027
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2035	1,910	1,969
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2036	1,000	1,027
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2038	5,250	5,371
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	7,550	7,697
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,450	6,012
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,074
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,925	4,199
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2033	1,000	1,053
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2034	2,000	2,090
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2035	1,750	1,821
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2040	17,280	18,425
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2024	280	294
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2025	USD215	$230
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2026	450	489
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2027	155	171
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2028	190	213
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2029	165	186
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2034	1,000	1,120
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2035	1,000	1,118
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 2036	1,000	1,039
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 2037	1,500	1,551
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2034	1,410	1,558
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2035	1,580	1,744
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2036	1,230	1,357
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2037	1,075	1,185
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 2032	1,065	993
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995, 2.25% 2032 (put 2023)	4,000	3,978
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	12,420	12,384
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 2052[3]	15,125	11,138
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	9,515	9,177
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 2045	5,000	4,798
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2030	500	557
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,370	1,519
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,007
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,511
County of Cobb, Kennestone Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2022-A, 4.00% 2052	9,280	8,919
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 2036	1,500	1,647
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 2030	1,000	1,145
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 2031	1,000	1,142
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 2032	1,000	1,136
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2036	1,000	1,024
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2038	1,000	1,018
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2039	USD1,000	$1,016
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2040	1,000	1,011
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2041	1,000	1,006
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,505
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,503
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,505
County of Fulton, Dev. Auth., Multi Family Housing Rev. Bonds (Jonesboro Road Senior Village), Series 2022-B, 3.00% 2025 (put 2024)	3,025	3,027
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	2,623
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	2,682
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2031	1,000	1,098
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2034	1,500	1,642
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2036	5,405	5,906
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 2030	2,250	2,385
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 2028	1,800	2,013
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	380	383
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	720	727
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 2050	2,160	2,205
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 2031 (preref. 2024)[3]	1,220	1,272
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	1,140	1,199
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 1.054% 2048 (put 2023)[2]	6,000	5,967
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 1.134% 2048 (put 2023)[2]	2,000	1,990
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	16,000	16,265
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	8,000	8,148
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	35,885	36,780
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2049	3,250	3,590
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-A, 4.00% 2052 (put 2029)	10,000	10,183
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)	4,305	4,387
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 2049 (put 2026)	2,000	1,858
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2039 (put 2025)	5,215	5,030
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2034	1,500	1,686
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2035	1,250	1,403
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2036	875	981
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2034	8,250	8,968
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2040	720	726
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	2,345	2,140
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2056	8,750	9,352
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	14,120	15,026
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	7,835	8,215
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	15,600	16,588
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2062	USD4,500	$4,862
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2040	800	806
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	1,145	1,086
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2056	10,000	10,670
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2056	5,805	6,236
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2062	2,000	2,161
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	32,495	34,580
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 2046	1,320	1,233
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2063	800	846
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2032	1,450	1,601
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2033	1,200	1,323
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2034	15,000	16,857
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2035	1,855	2,034
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2037	2,240	2,450
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2038	2,000	2,224
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2039	1,215	1,325
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2044	8,460	9,159
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2046	6,710	7,338
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	4,000	3,812
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 2051	7,000	6,641
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 2041	1,000	1,001
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026 (preref. 2024)	4,500	4,722
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029 (preref. 2024)	1,250	1,312
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033 (preref. 2024)	1,000	1,049
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 2041	1,475	1,506
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 2044	4,500	4,563
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044 (preref. 2024)	2,655	2,786
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 2038	2,500	2,689
County of Spalding, Griffin-Spalding Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 2047	1,335	1,260
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2025 (put 2024)	1,155	1,129
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 2025 (put 2024)	8,900	8,586
		544,219
Guam 0.11%
Business Privilege Tax Bonds, Series 2015-D, 5.00% 2039	5,110	5,364
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 2028	665	703
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 2029	1,000	1,061
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	1,000	1,055
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2036	5,000	4,690
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Bonds, notes & other debt instruments (continued) Guam (continued)	Principal amount (000)	Value (000)
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2042	USD3,500	$3,204
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,415	1,439
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2027	2,615	2,818
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 2048	3,245	3,450
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	745	777
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	400	415
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	500	523
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2044	750	782
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,885	1,978
		28,259
Hawaii 0.49%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030	4,960	5,645
Airports System Rev. Bonds, Series 2020-C, 5.00% 2050	10,295	11,150
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 2036	3,770	3,824
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Pacific Health Obligated Group), Series 2013-A, 5.50% 2043	17,000	17,538
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 2039	10,000	9,213
G.O. Bonds, Series 2018-FT, 5.00% 2031	7,510	8,365
Harbor System Rev. Bonds, Series 2020-C, 4.00% 2037	600	629
Harbor System Rev. Bonds, Series 2020-C, 4.00% 2038	875	916
Harbor System Rev. Bonds, Series 2020-C, 4.00% 2040	425	444
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	445	492
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2028	1,250	1,399
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2029	3,250	3,682
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,075
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2029	1,000	1,089
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2030	2,725	2,961
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2032	1,000	1,082
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2033	1,650	1,784
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2034	1,140	1,231
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2035	4,935	5,505
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2035	3,750	4,049
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2036	2,100	2,216
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2036	2,500	2,787
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2036	2,500	2,697
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2037	4,270	4,756
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2037	2,745	2,961
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2038	2,750	2,892
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2047	8,750	9,573
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2035	3,500	3,696
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2037	6,190	6,520
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2038	7,000	7,362
		127,533
Idaho 0.25%
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2042	1,115	1,205
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	5,750	6,176
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034[1]	1,750	1,794
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044[1]	5,750	5,790
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	13,680	14,789
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2032	315	359
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Bonds, notes & other debt instruments (continued) Idaho (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2034	USD400	$400
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2041	850	838
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2046	6,300	6,156
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2051	4,500	4,355
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 2038	2,065	2,099
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 2039	2,000	2,029
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 2037	835	965
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 2040	3,610	4,137
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 2041	2,600	2,970
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 2042	2,000	2,279
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 2047	5,000	5,638
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050	3,730	3,802
		65,781
Illinois 11.32%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2023	2,050	2,101
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,036
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2026	11,040	11,299
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-A, BAM insured, 5.00% 2029	3,600	3,979
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	3,722
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,250
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,075
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	13,665
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,354
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	7,385
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2032	4,775	5,053
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2035	2,060	2,166
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2036	1,510	1,586
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2038	945	990
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2039	8,500	8,892
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	3,000	3,107
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2040	1,000	1,044
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2041	925	965
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	10,000	10,364
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,493
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	28,810	32,953
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 2022	800	813
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	6,000	6,209
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,035
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2024	500	528
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	3,000	3,186
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2025	3,445	3,642
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	USD1,625	$1,742
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,057
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,905	3,083
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,570	2,728
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	3,733
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,600
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	9,000	10,097
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	7,829
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	4,000	4,227
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,840	12,434
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	10,501
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 2035	7,500	7,532
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 2035	2,240	2,107
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	4,660	4,896
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 2041	31,955	29,046
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2042	3,375	3,048
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	13,115	15,078
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,038
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	27,590	28,569
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2047	15,215	13,318
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	1,750	1,540
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,695	4,449
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,072
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	3,500	3,717
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	4,215	4,473
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	12,000	12,696
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,445	5,723
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,010	1,047
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,164
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,049
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	7,230	7,461
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 2033	15,000	16,043
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2038[1]	17,112	15,963
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2038[1]	USD4,728	$4,410
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	7,000	5,002
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,328
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2027	3,000	2,495
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023 (escrowed to maturity)	830	847
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	210	144
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,250	4,453
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	3,000	3,143
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	5,000	5,274
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2032	2,000	2,166
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2036	1,250	1,348
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2038	6,150	6,618
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,019
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,038
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,076
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2032	1,000	1,091
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,139
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	5,000	5,282
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	33,025	35,096
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,529
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,260	5,504
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	3,000	3,139
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2032	500	535
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	1,250	1,335
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2034	1,000	1,065
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,750	1,860
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,561
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,044
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,063
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,513
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,098
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	7,890	7,979
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	24,995	27,549
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	4,975	4,906
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,525	2,490
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	2,710	2,582
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,305	3,964
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	5,745	3,897
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	2,714
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 1.99% 2023	560	548
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.27% 2024	USD624	$603
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.53% 2025	670	640
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 2026	618	584
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 2027	510	477
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 2028	550	511
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 2029	658	606
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 2030	695	636
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 2031	736	669
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 2032	611	553
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2028	2,500	2,748
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2046	13,000	13,930
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 2049	15,145	14,952
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2049	20,925	21,936
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	30,750	32,788
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	11,500	12,312
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 2055	2,000	1,964
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 2057	31,855	33,820
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	403
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	7,793
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,014
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	200	204
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	4,792
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2026	2,460	2,618
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,062
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,059
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	790	885
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,403
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,648
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	8,209
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,176
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,115
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	9,705
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,250	1,320
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,208
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,053
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	22,728
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	194
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	USD20	$18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,519
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	4,245	3,529
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	538
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,150	2,231
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2024	1,200	1,218
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,059
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	8,275	8,923
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2025	1,000	1,081
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 2025	620	671
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,329
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	965	979
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	2,275	2,481
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	5,000	5,440
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	4,969
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	3,785	4,105
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2030	3,100	3,392
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,372
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2032	1,000	1,013
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,200	1,219
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2023	650	675
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2027	10,000	11,131
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	4,000	4,431
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,110	1,163
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,219
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,295	2,546
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2036	3,500	3,879
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2036	1,200	1,307
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2037	2,895	3,208
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2039	7,500	7,821
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	22,134
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,127
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	1,010	1,013
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,505	6,526
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	1,950	2,009
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2017-A, 5.00% 2025	13,500	14,534
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	8,600	9,333
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	4,300	4,808
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, MBIA insured, 6.50% 2026	15,705	17,432
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2027	11,700	13,308
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2029	15,000	17,388
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 2031	8,785	10,411
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 2033	USD9,630	$11,384
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	17,820	21,746
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2034	19,960	24,066
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2003-A, 5.50% 2022	2,000	2,013
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,031
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	5,650	6,040
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	10,000	10,961
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	5,000	5,538
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	5,150	5,264
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	9,635	10,260
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2022	7,000	7,115
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	6,830	7,471
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	1,350	1,465
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	4,750	5,150
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	1,500	1,704
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2032	1,600	1,808
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2033	2,000	2,250
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,000	1,083
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 2032	7,645	8,522
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 2033	5,000	5,566
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	653
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	870
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	847
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	3,581
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	6,455	7,066
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	1,000	1,094
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,000	1,040
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	1,966
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027 (preref. 2025)	765	817
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	225	240
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030	3,325	3,574
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,704
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	3,934
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,915	3,036
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	5,556
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,273
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	5,448
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	6,961
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	USD8,315	$9,020
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,421
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	2,926
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,208
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	8,180
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	6,710
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	3,854
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	6,080	6,681
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	3,856
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,005	5,495
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	5,480
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	5,476
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	8,947
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	765
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,070
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,067
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,225
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,395
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,063
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,075
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027 (escrowed to maturity)	925	1,023
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028 (preref. 2027)	1,480	1,637
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029 (preref. 2027)	3,000	3,319
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030 (preref. 2027)	5,100	5,642
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031 (preref. 2027)	3,000	3,319
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032 (preref. 2027)	2,500	2,765
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	9,956
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034 (preref. 2027)	3,000	3,319
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035 (preref. 2027)	6,710	7,423
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036 (preref. 2027)	7,000	7,743
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2037 (preref. 2027)	1,000	1,106
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	1,025	1,034
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,225	1,414
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043 (preref. 2022)	2,030	2,032
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,376
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 2022	390	391
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,247
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	2,990	3,226
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2033	3,835	4,091
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	2,000	1,974
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,385
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	5,000	5,305
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	29,620	31,218
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 2047	43,000	47,315
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 2051	43,150	47,164
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2029	2,200	2,468
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2036	3,000	3,062
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2037	3,000	3,048
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2038	4,000	4,072
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2039	6,000	6,097
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2040	3,000	3,044
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026 (escrowed to maturity)	3,080	3,384
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032 (preref. 2026)	3,290	3,614
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033 (preref. 2026)	1,425	1,565
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034 (preref. 2026)	3,240	3,559
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035 (preref. 2026)	USD3,335	$3,664
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037 (preref. 2026)	11,520	12,203
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038 (preref. 2026)	6,140	6,504
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,111
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	7,662
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 2047	3,000	3,003
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	8,600	8,758
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 2028	2,450	2,632
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 2039	5,330	4,612
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,490
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	4,015	4,346
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,510
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,400	1,506
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,750	1,877
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 1.14% 2042 (put 2026)[2]	400	401
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 2050	2,290	2,297
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,064
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	5,497
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,191
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	8,301
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,256
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	2,696
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,042
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	6,145	6,611
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	17,970	18,020
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	730	772
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	5
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,141
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2023	100	102
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	2,810
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,310
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	2,747
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,646
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	10,475	11,050
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2034	3,870	4,316
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 2038	4,090	4,034
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2045	26,575	27,934
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 2048	1,355	1,076
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 2048	5,840	5,630
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 2053 (put 2031)	3,395	3,896
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,760
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	7,741
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 2036	2,000	2,247
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2037	12,000	12,609
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2038	2,500	2,618
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2039	2,500	2,608
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2040	6,500	6,749
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033 (preref. 2024)	8,500	8,992
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,108
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,400	5,921
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,527
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 2024	700	724
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 2026	585	616
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2027	1,095	1,161
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	USD1,000	$1,055
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	619
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,070
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,064
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	7,439
Fin. Auth., Rev. Ref. Bonds (Edward-Elmhurst Healthcare), Series 2018-A, 5.00% 2044 (preref. 2028)	1,500	1,685
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 0.809% 2034 (put 2022)[2]	31,050	31,026
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	1,500	1,509
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,544
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	9,429
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2034	3,000	3,450
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2036	4,290	4,387
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2037	3,300	3,371
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2038	3,605	3,676
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2039	4,505	4,585
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 2040	3,915	3,406
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,292
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	3,718
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	3,712
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,600	2,752
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	28,227
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,124
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,006
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	11,397
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	704
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,726
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,213
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,235	1,938
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	990
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 2039 (put 2029)	7,000	6,370
G.O. Bonds, Series 2014, 5.00% 2022	9,000	9,000
G.O. Bonds, Series 2017-D, 5.00% 2022	150	152
G.O. Bonds, Series 2017-A, 5.00% 2023	5,875	6,079
G.O. Bonds, Series 2017-D, 5.00% 2023	3,320	3,431
G.O. Bonds, Series 2014, 5.00% 2023	1,485	1,520
G.O. Bonds, Series 2019-A, 5.00% 2023	1,000	1,033
G.O. Bonds, Series 2012, 5.00% 2024	5,000	5,014
G.O. Bonds, Series 2019-A, 5.00% 2024	4,500	4,716
G.O. Bonds, Series 2013, 5.50% 2024	2,530	2,610
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	20,355	21,825
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	12,220	13,129
G.O. Bonds, Series 2021-B, 4.00% 2029[1]	5,062	5,082
G.O. Bonds, Series 2017-C, 5.00% 2029	17,940	19,164
G.O. Bonds, Series 2021-B, 4.00% 2030[1]	8,367	8,286
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,065
G.O. Bonds, Series 2021-B, 4.00% 2033[1]	2,913	2,800
G.O. Bonds, Series 2016, 5.00% 2033	7,200	7,501
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	12,002
G.O. Bonds, Series 2016, 5.00% 2037	7,500	7,764
G.O. Bonds, Series 2016, 5.00% 2038	6,500	6,722
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,380
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2014, 5.00% 2039	USD5,100	$5,198
G.O. Bonds, Series 2021-B, 3.00% 2041	3,000	2,324
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	1,000	1,026
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,367
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	5,795	5,847
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	3,750
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	8,250	8,865
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,237
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,208
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	4,055	4,080
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	16,970	17,278
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043	659	545
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 2051	13,320	13,073
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.44% 2050 (put 2025)[2]	27,800	28,063
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	2,465	2,502
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	4,245	4,324
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	4,950	5,077
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 2050	12,685	12,488
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 2050	13,770	13,947
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 2050	13,160	13,327
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	19,550	19,168
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 2051	2,540	2,498
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	2,360	2,463
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,159
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2028	735	815
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,840	2,064
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,390	1,555
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	930	1,040
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,115
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,111
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2036	250	276
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	425	469
Village of Manhattan, Special Service Area No. 2007-5 (Lakeside Towns at Liberty Center Project), Special Tax Bonds, Series 2007, 6.125% 2040[4]	2,300	575
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	21,475	15,483
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	1,210	943
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2025	6,650	5,842
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2029	10,000	7,527
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2031	2,810	1,929
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	USD3,625	$2,257
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	15,000	8,885
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	3,000	1,733
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2035	8,435	4,629
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.25% 2042	1,920	1,926
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, BAM insured, 4.25% 2042	1,010	1,013
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-A, 5.00% 2042	4,360	4,378
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 2042	4,125	4,333
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-A, BAM insured, 5.00% 2042	2,415	2,425
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 5.00% 2042	810	813
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 2045	1,000	1,030
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, BAM insured, 5.00% 2052	445	447
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,170	1,175
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 2025	560	557
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,925	1,933
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	7,015	7,290
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	6,870	7,118
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2042	3,500	3,293
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 4.25% 2042	2,520	2,528
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	1,400	1,462
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2047	2,000	1,855
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	9,630	8,866
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2050	4,000	3,875
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	5,194
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2052	3,050	2,781
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	5,505	5,527
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 2057	5,000	5,162
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	USD2,825	$2,530
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2026	6,035	5,247
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2035	760	392
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2036	1,350	675
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2036	1,250	609
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2037	585	269
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2038	2,540	1,132
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2038	2,500	1,087
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	37,000	13,407
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	29,665	5,086
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 2054	22,000	4,653
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	30,000	5,730
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,500	1,241
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	6,000	917
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,216
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	7,500	8,008
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	11,125
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2023	240	246
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2024	500	522
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2025	400	423
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2026	650	698
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2028	625	688
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2029	410	456
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2030	450	506
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2031	500	560
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2032	1,225	1,369
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2033	1,270	1,416
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2034	1,560	1,737
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2035	1,000	1,016
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2037	USD1,140	$1,148
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2039	495	493
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2041	460	453
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2026	5,000	5,360
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2033	14,880	16,172
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2034	8,370	9,085
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2035	2,675	2,901
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2036	10,105	10,949
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2036	1,295	1,421
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2037	1,280	1,420
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 2039	4,630	4,613
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2040	17,750	19,179
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,750	1,913
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	1,520	1,535
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2024	1,905	1,923
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2025	2,005	2,024
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	5,000	5,037
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	150	134
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2025	2,525	2,687
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2027	4,655	5,129
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	4,820	5,377
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	385	413
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	1,005	1,076
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	12,350	13,314
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,025	1,065
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2028	4,500	5,020
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2029	5,880	6,638
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2030	1,000	1,060
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	4,755	4,933
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	3,000	3,105
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2031	2,220	2,348
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2032	3,000	3,172
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	4,000	4,189
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	2,570	2,618
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,018
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	5,860	5,963
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,222
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2031	1,500	1,692
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	USD5,000	$5,419
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,236
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2034	1,000	1,073
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,306
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,159
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,141
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,043
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,604
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	40,430	41,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2038	4,000	4,358
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,578
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 2039	5,745	5,874
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,092
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2040	7,500	7,917
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	6,500	6,915
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 2040	1,000	1,116
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	23,730	25,419
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 5.00% 2041	15,000	16,891
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 4.00% 2042	6,600	6,699
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2042	21,080	22,880
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 2044	2,000	2,024
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	5,500	6,046
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 2045	17,215	19,017
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2030	2,255	2,535
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	16,500	17,145
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	1,800	1,852
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, 5.50% 2024	310	327
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	10,266
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,960	2,118
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,185	1,258
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	3,000	3,073
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	3,120	3,296
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2032	2,930	2,984
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2033	4,535	4,614
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	5,000	5,082
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	8,000	8,108
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	1,000	979
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,195	2,083
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2024	1,925	2,011
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,331
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.50% 2023	898	900
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 2024	948	948
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.875% 2025	503	502
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2026	863	862
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2024 (escrowed to maturity)	31,295	29,203
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2024 (escrowed to maturity)	USD13,100	$12,321
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2024 (escrowed to maturity)	540	508
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2025	8,820	7,968
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2025 (escrowed to maturity)	295	270
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 2024	1,162	1,162
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2025	727	728
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2026	1,292	1,296
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.25% 2027	1,361	1,373
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	997	1,002
		2,922,531
Indiana 1.19%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2017-C, 4.00% 2037	5,000	5,056
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	14,800	15,841
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	19,600	20,911
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	1,500	1,526
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-B, 2.25% 2058 (put 2025)	7,575	7,545
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	6,500	6,688
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 2034	725	798
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 2035	1,335	1,464
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2036	1,365	1,381
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2038	2,045	2,058
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2039	1,820	1,829
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	8,005	7,976
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 2045	10,000	9,759
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 2050	15,000	14,469
Fin. Auth., Hospital Rev. Bonds (Parkview Health System), Series 2018-A, 4.00% 2048	9,000	8,960
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,060
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	5,000	5,337
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2025	1,525	1,592
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,045
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,700	1,776
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2029	1,405	1,405
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2029 (preref. 2022)	45	45
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 2030	1,810	1,626
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	11,750	11,763
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	26,830	26,855
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 2030	1,790	1,546
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2023	250	257
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2027	1,050	1,113
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2028	1,100	1,169
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	420	434
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,770	2,861
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,068
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 2041	1,250	1,133
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	USD3,000	$3,188
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2035	2,500	2,869
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2037	10,080	11,579
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 2039	2,000	1,792
Fin. Auth., Wastewater Utility Rev. Ref. Green Bonds (CWA Auth. Project), Series 2021-A, 4.00% 2046	1,000	1,008
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-1, 5.00% 2035	2,780	2,967
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Biggs Project), Series 2022, 2.00% 2025 (put 2024)	1,125	1,109
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 2035	2,665	2,212
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 2049	3,495	3,513
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	1,815	1,838
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	2,075	2,045
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2051	4,590	4,528
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 2052	7,000	6,841
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	1,330	1,302
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037 (preref. 2022)	1,500	1,505
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2034	1,170	1,299
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2035	1,230	1,364
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2036	1,295	1,435
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2037	1,355	1,499
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 2044	5,100	5,541
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 2050	31,485	30,936
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Capital Appreciation Bonds, Series 1999-E, AMBAC insured, 0% 2025	2,540	2,353
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2034	1,415	1,469
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2036	1,080	1,121
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	6,261
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2036	4,550	4,854
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2037	5,970	6,357
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,072
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	2,836
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,149
Trustees of Purdue University, Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	493
Trustees of Purdue University, Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	1,530	1,605
Trustees of Purdue University, Student Fee Bonds, Series 2015-BB-1, 5.00% 2034	530	556
Trustees of Purdue University, Student Fee Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,508
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	3,200	3,188
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 2025	12,635	12,697
		308,235
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Bonds, notes & other debt instruments (continued) Iowa 0.30%	Principal amount (000)	Value (000)
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2033	USD8,650	$8,696
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	1,000	1,065
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 2050	12,810	12,998
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 2050 (put 2042)	1,215	1,248
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	305	319
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	1,220	1,239
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 2047	925	912
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 2047	3,100	3,118
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 2047	2,080	2,116
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	1,310	1,339
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	1,900	1,908
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	4,225	4,278
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 2051	8,220	8,097
Fin. Auth., State Revolving Fund Rev. Green Bonds, Series 2021-A, 5.00% 2034	2,000	2,327
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	16,500	17,419
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 2035	2,000	2,026
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 2037	1,900	1,919
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 2039	2,145	2,157
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 2056	5,000	3,887
		77,068
Kansas 0.36%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,503
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2034	1,000	1,002
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-2, 2.375% 2027	430	408
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-2, (1-month USD-LIBOR x 0.70 + 0.35%) 0.668% 2022[2]	24,065	24,055
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-3, (1-month USD-LIBOR x 0.70 + 0.40%) 0.718% 2023[2]	2,500	2,486
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 0.818% 2024[2]	16,900	16,782
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 2031	2,400	2,683
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	23,520	25,556
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047 (preref. 2027)	8,470	9,376
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	455	428
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	625	592
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3, and 5), Series 2022, 5.25% 2035[1]	7,975	7,871
		92,742
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Bonds, notes & other debt instruments (continued) Kentucky 1.24%	Principal amount (000)	Value (000)
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2035	USD465	$467
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	1,000	826
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2036	3,320	3,629
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	3,450	3,751
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	2,750	2,972
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2041	1,000	1,039
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	11,700	12,910
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	6,250	6,350
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	245	247
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	1,105	1,054
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	15,870	15,362
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	7,250	6,995
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	4,085	4,456
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	6,550	7,123
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2033	1,000	1,086
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2034	5,000	5,055
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2035	14,770	14,893
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2036	14,300	14,380
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 2037	5,000	5,593
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 2038	2,300	2,569
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 2039	1,500	1,503
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 2040	2,785	2,786
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 2047 (put 2029)	5,505	6,157
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 2047	10,000	10,623
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 2047	4,000	4,310
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 2052	33,260	35,057
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2019, 5.00% 2022	150	152
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,200
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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	USD1,500	$1,647
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	2,610	2,853
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,185	2,387
Property and Buildings Commission, Commonwealth Rev. Bonds (Project No. 112), Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,041
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	975	986
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	2,500	2,536
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.67 + 1.12%) 1.424% 2049 (put 2025)[2]	3,340	3,316
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	26,480	26,865
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	17,000	17,349
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 2050 (put 2026)	16,500	16,902
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2050 (put 2028)	1,200	1,224
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 2052 (put 2030)	40,475	41,242
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2049[1]	4,765	4,802
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2053[1]	17,355	17,460
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2028	1,500	1,671
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2029	1,720	1,935
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2031	1,900	2,171
		319,932
Louisiana 1.56%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	845	885
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2035	1,340	1,439
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2040	1,300	1,355
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,601
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2048	12,855	13,571
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2034	1,150	1,255
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 2037	1,000	1,011
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2040	1,625	1,755
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2041	1,710	1,845
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2027	500	535
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2028	1,600	1,725
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	12,000	12,964
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2022	500	504
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2023	725	750
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2024	700	740
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,130
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	18,805	16,387
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2031	1,710	1,962
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2032	2,070	2,348
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2033	1,790	2,027
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2034	USD1,500	$1,696
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2014-B, 5.00% 2039 (preref. 2025)	1,100	1,175
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2045	16,500	16,443
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 0.689% 2043 (put 2026)[2]	2,260	2,251
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,000	4,273
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	3,320	3,533
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 2024 (put 2023)	3,615	3,538
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-D, 3.25% 2052	8,640	8,576
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,100
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2037	3,000	3,087
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 2044[1]	970	867
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 2041	10,500	11,427
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 2044	9,940	10,792
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,204
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030	1,100	961
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 2036	42,030	35,109
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 2028	2,500	2,813
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	3,940	4,352
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2032	4,580	5,042
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2033	4,620	5,078
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2034	4,895	5,363
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	4,680	5,095
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,370
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	6,665	6,522
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,065
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,163
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,581
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2034	2,000	2,305
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,726
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)	900	966
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2033 (preref. 2025)	1,000	1,085
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2034 (preref. 2025)	1,000	1,085
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2040 (preref. 2025)	3,000	3,254
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2040 (preref. 2025)	2,000	2,148
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045 (preref. 2025)	5,000	5,423
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045 (preref. 2025)	USD1,350	$1,450
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 2045	1,500	1,661
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 2050	1,200	1,208
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2029 (preref. 2025)	900	976
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2032 (preref. 2025)	1,000	1,085
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	15,325	16,331
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	3,500	3,455
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	4,970	5,274
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033 (preref. 2025)	30	32
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	1,000	1,052
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2057	8,395	8,811
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 2059	2,500	2,662
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2046	1,100	1,150
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	17,590	18,346
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	10,670	11,108
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2042	5,000	5,403
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	27,959
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	5	5
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2033	3,455	3,659
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034 (preref. 2026)	10	11
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 2051 (preref. 2025)	12,405	13,412
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2032	2,000	2,121
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	495	532
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034	1,490	1,598
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2047	5,700	6,011
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,350	1,352
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 2037 (put 2024)	4,120	4,002
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	4,700	4,567
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 2037 (put 2026)	7,070	6,643
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 2037 (put 2026)	4,200	3,975
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	4,300	4,809
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2031	500	559
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2033	325	339
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2036	365	379
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2036	1,250	1,372
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2037	USD1,340	$1,469
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2041	1,000	1,088
		403,123
Maine 0.19%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	8,750	9,129
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineHealth Issue), Series 2020-A, 4.00% 2050	5,000	4,799
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 2035	1,750	1,455
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	990	1,007
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 2047	965	979
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	1,755	1,787
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 2050	3,940	4,010
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	275	277
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	10	10
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 4.00% 2045	5,000	5,100
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 2047	9,000	9,878
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 2050	6,000	6,640
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 4.00% 2038	1,700	1,774
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 4.00% 2040	2,100	2,183
		49,028
Maryland 1.40%
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	500	503
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	232
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,027
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2029	1,070	1,150
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2030	1,000	1,070
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2026	465	504
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2027	3,065	3,371
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2028	3,215	3,581
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2029	1,000	1,069
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2030	1,655	1,769
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2031	1,225	1,302
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2032	700	741
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2036	1,505	1,575
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2050	5,630	5,773
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2032	2,000	2,102
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,218
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 2044	1,500	1,565
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 2039	2,215	2,319
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	370	372
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 2040	2,500	2,534
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 2035	2,600	2,127
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	5,610	5,767
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 2049	4,465	4,531
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	USD7,090	$7,275
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 2050	8,430	8,404
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	15,610	15,690
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 2050	17,285	17,396
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051	33,440	32,838
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 2051	6,300	6,192
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 2045	1,000	1,009
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2027	1,350	1,481
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2028	2,000	2,217
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2030	1,250	1,375
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2031	1,000	1,096
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2035	2,000	2,178
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2035	1,000	1,028
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2039	2,605	2,665
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 2050	300	279
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 5.00% 2050	1,250	1,288
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	251
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2033[1]	2,540	2,670
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	690	702
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,015
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,948
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2027	135	141
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2028	175	182
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2029	190	197
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2030	325	335
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2031	375	385
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2032	325	332
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2036	600	609
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 4.00% 2024	1,350	1,392
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	920	999
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	900	975
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,085
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2035	2,265	2,449
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,342
G.O. Bonds, State and Local Facs. Loan of 2014, Series 2014-B-2, 5.00% 2022	1,000	1,009
G.O. Bonds, State and Local Facs. Loan of 2015, Series 2015-A-2, 2.75% 2025	4,000	4,010
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2020, 4.00% 2038	865	834
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2046	12,235	13,185
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027 (preref. 2022)	400	402
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2030	USD690	$749
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2038	240	259
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2043	700	752
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	1,940	2,076
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2026	210	227
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2036	2,835	3,047
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	13,000	13,835
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2047	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2027	125	132
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2028	215	226
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2032	165	173
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 2026	4,290	4,575
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2013-B, 5.00% 2038	865	894
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2032	800	853
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2033	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2034	1,800	1,917
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2036	1,500	1,595
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2015, 5.00% 2028	1,035	1,107
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037 (preref. 2022)	1,530	1,539
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2038	9,000	9,543
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2042	2,470	2,616
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2040	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2045	1,000	1,054
County of Howard, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,433
County of Montgomery, Housing Opportunities Commission, Multi Family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,674
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	2,150	2,191
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	1,380	1,399
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	580	589
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	3,825	3,891
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2050	4,835	4,756
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2013, 5.00% 2045	1,000	1,067
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	6,256	6,298
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 2036[1]	1,750	1,792
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[1]	500	514
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	2,545	2,550
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,002
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,152
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,962	3,971
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
St. Mary’s College of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2018-A, BAM insured, 4.00% 2023	USD1,235	$1,263
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 3.00% 2037	1,000	918
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 2037	2,000	2,062
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 3.00% 2038	1,750	1,582
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 4.00% 2038	1,225	1,259
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 4.00% 2040	1,500	1,525
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 4.00% 2041	1,500	1,523
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 4.00% 2045	9,500	9,550
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 2037	6,100	6,284
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 2038	7,410	7,602
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 2040	8,010	8,189
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2020, 5.00% 2027	1,560	1,760
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2015, 3.00% 2028	3,305	3,335
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2029	1,875	1,925
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2020, 5.00% 2030	8,160	9,527
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2043	1,500	1,510
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2027	11,470	11,718
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2031	14,160	14,207
		362,435
Massachusetts 0.93%
College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,000
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041 (preref. 2023)	3,000	3,139
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	2,240	2,174
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2034	1,000	1,101
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2035	550	605
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2036	625	687
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2037	425	466
Dev. Fin. Agcy., Rev. Bonds (Boston College Issue), Series 2021-V, 5.00% 2055	5,000	5,862
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	2,250	2,346
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	15,750	16,262
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 2042	485	499
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 2042	730	786
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 4.00% 2023[1]	520	528
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2038[1]	1,500	1,577
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 2036[1]	400	381
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 2041	445	441
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 2051[1]	520	452
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 2051	200	190
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 1.04% 2049 (put 2026)[1,2]	1,885	1,883
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	4,500	4,544
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-3, (SIFMA Municipal Swap Index + 0.50%) 0.94% 2038[2]	1,725	1,723
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	13,665	14,508
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-1, 4.00% 2041	4,805	4,783
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044 (preref. 2023)	5,860	6,057
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2030	2,000	2,145
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2031	1,925	2,061
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2029	500	551
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2030	600	660
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2031	500	548
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2033	805	880
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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2034	USD675	$737
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2026	1,200	1,313
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2028	800	899
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 2039	500	531
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 2049	4,800	5,036
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 2024	350	356
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 2025	365	373
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2029	500	544
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2030	1,000	1,071
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2031	1,300	1,402
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2033	1,590	1,710
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2034	1,000	1,066
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2035	1,000	1,071
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2036	445	476
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2037	605	645
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2038	340	362
G.O. Bonds, Consolidated Loan, Series 2014-C, 5.00% 2027 (preref. 2022)	8,640	8,692
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2033	4,000	4,426
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2034	9,000	9,935
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2039	7,500	8,234
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	2,465	2,467
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.45% 2024	3,325	3,115
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,510	1,524
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	100	101
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	460	467
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	595	602
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	430	434
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	6,400	6,500
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 2048	3,545	3,606
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	665	685
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 2049	7,395	7,433
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 2049	5,135	5,197
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 2050	4,270	4,206
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	11,997
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	54,335	64,640
		240,692
Michigan 3.19%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	1,842
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	8,770	9,428
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.247% 2032[2]	54,160	52,434
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2027	1,000	1,067
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	1,300	1,387
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2039	115	121
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2040	205	189
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2041	635	583
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2042	250	228
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 2045	1,500	1,633
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2046	1,595	1,647
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2050	3,500	3,602
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 2050	2,215	2,398
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	755	760
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured 5.25% 2039 (preref. 2022)	USD1,000	$1,006
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 2029	10,420	11,615
Detroit School Dist., Unlimited Tax G.O. Bonds, Series 2020-A, 5.00% 2031	1,435	1,610
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025	1,075	1,118
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	2,000	2,000
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,500	3,500
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,610	3,610
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	4,000	4,000
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	23,599
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 5.00% 2031	1,845	2,153
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 2055	7,320	7,083
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 2055	2,000	1,953
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 2055	2,000	1,953
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	2,500	2,805
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,122
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,120
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	3,874
Fin. Auth., Higher Education Facs. Limited Obligation Rev. and Rev. Ref. Bonds (Albion College), Series 2022, 4.00% 2051	2,165	1,962
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	808
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,187
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	2,733
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	4,366
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	16,450	16,521
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	5,442
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	21,821
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 2041	2,485	2,696
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 2045	1,345	1,427
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,255	6,687
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046 (preref. 2027)	200	223
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	20,220	20,606
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-1, 5.00% 2048	7,415	7,974
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 4.00% 2049	9,015	8,812
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 2036	1,200	1,202
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-4, 4.00% 2038	22,250	22,154
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 2040 (preref. 2029)	145	157
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 2032	1,170	1,333
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 2037	3,250	3,633
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 2038	1,520	1,694
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	1,000	1,064
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	4,662
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	USD5,950	$5,870
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,233
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039 (preref. 2024)	1,000	1,052
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	9,301
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,051
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,169
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,582
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,579
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,578
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	1,000	1,049
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,171
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	8,248
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,570
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044 (preref. 2022)	900	905
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,516
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,444
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	2,732
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,193
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,192
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,482
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,080
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	511
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2030	1,000	1,113
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2032	1,200	1,331
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2035	1,580	1,748
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	3,990	4,422
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2045	4,090	4,524
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 2045	1,500	1,674
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 2049	4,750	5,270
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2049	4,300	4,733
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	3,000	3,360
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2034	5,760	6,252
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 2036	6,800	7,375
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	10,800	11,582
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2027	11,375	12,016
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2031	4,000	4,053
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2032	14,000	14,164
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	3,705	3,716
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-5, 2.40% 2047 (put 2023)	USD4,350	$4,358
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-3, 4.00% 2047 (put 2024)	14,000	14,421
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-1, 4.00% 2047 (put 2023)	7,000	7,126
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-4, 5.00% 2047	1,500	1,638
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,004
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	3,083	3,055
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Carpenter Place Apartments Project), Series 2021, 1.25% 2024 (put 2023)	14,290	13,966
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 2024 (put 2023)	5,465	5,265
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 2031	1,025	997
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 2034	3,000	2,890
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	1,085	1,101
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,815	14,904
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,820	3,843
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	23,105	23,508
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	18,275	18,728
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	17,895	18,344
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	4,835	4,860
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	4,810	4,869
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 2051	5,120	5,059
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	3,280	3,226
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2032	2,195	2,198
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	2,780	2,784
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2037	4,875	5,519
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2038	5,120	5,791
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	22,250	24,550
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	26,000	28,610
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 2051 (put 2026)	5,500	5,323
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,056
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2034	3,500	3,899
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2036	1,325	1,473
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2038	2,400	2,661
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2044	5,990	6,580
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2048	6,660	7,276
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2038	2,980	3,005
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2044	2,840	2,830
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,208
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 2029	22,000	18,479
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030	32,410	27,001
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 4.00% 2023	750	763
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,533
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2032	1,500	1,652
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2033	USD1,000	$1,100
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2034	2,000	2,191
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2035	4,000	4,378
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2036	3,500	3,827
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	7,494
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2037	5,585	6,104
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2038	3,000	3,270
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	14,800	15,635
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2042	1,850	1,986
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2043	4,210	4,556
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	4,870	5,072
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	13,010	13,722
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 2046	1,750	1,910
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2047	2,750	2,930
		823,973
Minnesota 0.50%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2048	3,000	3,245
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	35,000	37,687
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	4,800	4,718
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042	2,558	2,503
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2045	528	517
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 2047	11,376	11,110
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 2047	4,212	4,127
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 2048	1,056	1,045
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	170	173
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	3,510	3,531
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,820	1,848
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	1,005	1,023
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	8,875	9,001
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	2,415	2,457
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	4,115	4,224
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	4,420	4,443
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 2051	6,970	6,878
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Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	USD6,820	$6,722
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 2052	5,815	5,717
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	3,825	3,766
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 2052	3,020	2,965
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 2052	825	809
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	2,729
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 2052 (put 2027)	2,745	2,835
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2028	1,250	1,348
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2029	1,000	1,076
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2019, 5.00% 2048	1,000	1,077
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 2029 (preref. 2025)	745	807
		128,381
Mississippi 0.26%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 2044	4,405	3,147
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	1,590	1,703
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,690	1,805
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2033	1,275	1,360
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,150	1,221
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,171
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,286
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2032	3,000	3,350
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2033	3,600	4,018
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2035	2,000	2,229
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2037	4,000	4,446
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	2,678
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,032
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2034	12,960	13,875
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	3,655	3,594
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 1.30% 2025 (put 2024)	2,360	2,334
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 2043	430	436
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	1,925	1,961
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2051	2,055	2,023
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	750	755
		66,424
Missouri 0.89%
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 1.625% 2033	700	688
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 2.00% 2039	800	767
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 2037	3,000	3,016
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 2039	3,700	3,686
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 2040	2,300	2,284
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 2042	7,575	7,480
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2034	3,200	3,433
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 2038	USD2,000	$2,071
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2039	4,000	4,277
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 5.00% 2043	2,000	2,161
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2020, 4.00% 2050	2,500	2,431
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2014-A, 5.00% 2027 (preref. 2024)	1,000	1,053
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-C, 5.00% 2036 (put 2023)	17,000	17,308
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	3,750	3,899
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2023	750	762
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2024	460	476
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2024	460	476
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2025	915	945
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2030	220	230
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2042	1,125	1,191
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	500	527
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2048	18,000	16,661
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2048	2,000	2,095
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2028	415	437
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2029	1,000	1,050
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-C, 4.00% 2036	1,240	1,261
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 2040	6,825	6,926
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,385	1,398
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	4,684	4,623
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 2047	3,742	3,695
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 2047	2,660	2,708
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	3,905	4,012
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	2,000	2,051
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 2050	3,525	3,539
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	2,105	2,116
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 2050	USD9,995	$10,166
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 2050	3,450	3,521
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 2052	7,825	7,698
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	1,630	1,604
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	3,070	3,048
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	325	328
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	300	305
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	105	106
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	2,710	2,752
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 2040	1,815	2,028
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 2049	1,000	1,101
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 2025	5,000	5,386
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	5,465	5,932
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,445	7,233
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	5,080	5,788
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,099
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	9,352
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,250	1,374
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	14,270	16,628
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	2,155	2,390
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	12,255	14,392
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2032	3,000	3,309
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2033	2,400	2,636
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2034	1,750	1,920
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,120	1,123
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	3,250	3,295
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,000	1,022
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	USD1,050	$1,067
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road / Taussig Road), Series 2002, 7.20% 2033[4]	5,500	1,870
		230,206
Montana 0.12%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 0.99% 2037 (put 2023)[2]	12,625	12,631
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 2033	1,000	832
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 2040	815	793
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 2043	2,365	2,404
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,945	1,957
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	1,945	1,992
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 2050	3,980	4,001
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 2051	6,410	6,293
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 2052	545	535
		31,438
Nebraska 0.61%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	11,275	11,395
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 2049 (put 2025)	3,650	3,731
County of Douglas, Educational Facs. Rev. Bonds (Creighton University), Series 2021-B, (SIFMA Municipal Swap Index + 0.53%) 0.97% 2035 (put 2026)[2]	8,000	8,028
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	1,000	984
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2045	4,340	4,550
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,300	2,402
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	75	75
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	165	167
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	1,995	2,008
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,445	1,457
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,800	3,822
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,670	2,686
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	35	35
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	6,225	6,343
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	4,150	4,225
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	9,305	9,157
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 2050	8,240	8,133
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 2050	3,445	3,463
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2030	1,000	1,114
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2042	15,000	16,455
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2046	6,470	7,262
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 2059	4,205	4,101
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 2062	57,950	56,253
		157,846
Nevada 1.20%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	3,105	3,445
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2034	3,615	3,974
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.00% 2024	575	581
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 2035	USD11,525	$10,636
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 2036	11,870	10,808
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 4.00% 2039	1,950	2,024
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 4.00% 2040	725	751
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 2033	9,655	10,701
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 2041	9,700	10,644
County of Clark, Airport System Rev. Ref. Bonds, Series 2019-D, 5.00% 2022	6,170	6,205
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2040	4,000	4,327
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2023	3,000	3,094
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2024	1,750	1,840
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2034	8,725	9,881
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2035	7,000	7,917
County of Clark, Highway Rev. Bonds (Indexed Fuel Tax and Motor Vehicle Fuel Tax), Series 2022, 5.00% 2026	1,815	1,985
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2022	7,330	7,373
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2022	2,125	2,137
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,087
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,000	1,103
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	5,813
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2032	1,000	1,114
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	1,895
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2033	1,000	1,108
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2027	3,545	3,953
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2029	7,230	8,015
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2032	3,500	3,905
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2033	4,250	4,735
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2034	6,500	7,233
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2035	5,250	5,821
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2036	7,350	8,142
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2048	22,000	23,870
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 2031	5,000	4,332
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 2049	4,730	4,823
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 2051	3,390	3,335
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 2051	12,620	12,653
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,000	1,048
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,277
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[1]	680	669
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	11,250	12,304
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2022	250	251
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2023	600	618
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2024	425	446
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,006
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,510
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,003
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,600	1,736
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	USD1,115	$1,209
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	2,500	2,708
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	3,500	3,787
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	2,000	2,163
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2017-A, 4.00% 2038	6,200	6,438
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	14,000	15,042
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	25,735	27,507
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2022	700	701
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,080
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,077
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,071
City of Sparks, Nevada Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.50% 2024[1]	3,270	3,214
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2022	2,685	2,701
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2023	2,000	2,068
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2024	2,000	2,112
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	4,000	4,457
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,114
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2030	1,000	1,112
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,501
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	3,500	3,949
		311,139
New Hampshire 0.47%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,353
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2035 (preref. 2024)	1,735	1,810
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2042 (preref. 2024)	2,750	2,870
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2047 (preref. 2024)	5,500	5,739
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2032	2,565	2,743
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2033	3,740	3,997
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2037	935	952
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2038	1,000	1,020
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2039	1,100	1,120
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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2040	USD1,050	$1,067
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2041	1,000	1,014
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 2046	10,145	8,568
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 2051	3,390	2,804
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	65,223	67,286
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 2042[1]	8,000	7,687
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 2051	6,855	6,900
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 2041	2,725	2,621
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 2051	3,000	2,737
		122,288
New Jersey 1.85%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2037	750	820
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,364
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	1,500	1,560
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,039
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	1,000	1,038
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	2,809
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,000	1,004
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, XLCA insured, 0% 2026	2,085	1,815
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	590	588
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	950	1,050
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,656
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,104
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	3,250	3,557
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,500	4,914
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	4,000	3,876
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2027	1,000	1,085
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2029	2,000	2,155
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 2030 (preref. 2026)	1,000	1,129
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2031 (preref. 2027)	1,500	1,672
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2032 (preref. 2027)	1,000	1,115
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2033	1,500	1,600
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 2038	3,100	3,033
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 2038	2,000	2,126
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 2043	USD3,500	$3,678
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 2046	7,030	6,641
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	7,500	7,961
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027 (preref. 2024)	1,525	1,607
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.04% 2028[2]	5,000	5,041
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2044	3,000	3,149
Econ. Dev. Auth., Transportation Project Sublease Rev. Bonds (New Jersey Transit Corp. Projects), Series 2017-A, 5.00% 2027	1,185	1,291
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2033	1,500	1,628
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2034	3,540	3,839
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 2035	200	229
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 2036	600	683
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 2037	600	681
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 2038	750	849
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2039	640	658
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,125	1,217
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2030	2,555	2,756
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2031	2,740	2,948
Educational Facs. Auth., Rev. Green Bonds (Stevens Institute of Technology Issue), Series 2020-A, 5.00% 2045	3,500	3,766
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 2027	1,865	1,986
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 4.00% 2043	2,000	2,002
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2025 (escrowed to maturity)	1,000	1,074
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2026 (escrowed to maturity)	1,000	1,094
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030 (preref. 2026)	500	547
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 2034	1,375	1,578
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 2035	750	766
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 2038	2,500	2,155
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 2039	2,000	1,711
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2031	1,000	1,078
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2032	1,310	1,412
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2033	1,670	1,798
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 4.00% 2045	3,790	3,788
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	500	543
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	540
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2035	USD1,000	$1,017
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2036	1,000	1,014
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2037	1,000	1,011
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2038	1,250	1,260
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2044	3,000	2,947
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2032	1,000	1,092
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2035	1,250	1,361
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2037	1,000	1,088
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2039	2,500	2,713
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2057	1,000	1,072
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2031	6,830	7,346
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2033	7,000	7,512
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	6,150	6,548
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,100	1,102
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 2.375% 2029	1,240	1,224
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)	3,030	2,968
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Senior Apartments Project), Series 2019-D, 1.35% 2022 (put 2022)	2,875	2,875
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	24,570	25,425
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	15,670	16,315
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 2051	11,070	11,115
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 2052	28,270	27,625
Rutgers State University, G.O. Rev. Ref. Bonds, Series 2009-F, 5.00% 2028	7,000	7,206
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	70	71
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 2030	1,010	1,053
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,750	4,918
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2024	4,220	4,379
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2025	3,330	3,504
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	2,750	2,749
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	1,575	1,703
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2030	5,000	5,388
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2032	7,000	7,509
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2033	5,000	5,353
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	3,600	3,847
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,500	1,506
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	3,500	3,737
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2012-AA, 5.00% 2024	2,430	2,441
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 2031	5,735	6,293
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2037	2,400	2,357
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 2037	5,000	5,372
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 2037	1,000	1,066
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2038	3,500	3,425
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2040	1,000	969
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2041	1,500	1,449
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2042	6,500	6,254
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 2044	USD535	$510
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	1,000	1,048
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2045	8,820	8,379
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 2045	2,310	2,445
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2046	12,885	12,173
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 2046	2,500	2,615
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2050	12,000	11,180
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2050	2,000	1,863
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 2023	10,000	10,511
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 2023	1,985	2,074
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,580	6,047
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	1,590	1,727
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 2033	5,500	5,934
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2039	3,100	3,017
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2039	1,000	1,063
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2040	5,000	4,847
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2042	1,025	986
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, 0% 2025	5,230	4,640
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	3,500	2,991
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2027	10,540	8,647
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	3,785	3,134
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	9,000	6,171
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	20,300	12,874
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	16,880	10,217
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2037	3,000	1,490
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	7,965	3,963
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	1,500	666
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2040	30,765	12,901
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	4,175	4,540
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-6, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2030 (put 2023)[2]	10,000	9,999
		478,634
New Mexico 0.41%
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	1,210	1,002
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 1.15% 2040 (put 2024)	12,000	11,506
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	1,750	1,678
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2035	2,900	2,944
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Bonds, notes & other debt instruments (continued) New Mexico (continued)	Principal amount (000)	Value (000)
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2037	USD4,000	$4,045
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2012-A, 5.00% 2042	4,010	4,046
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2044	5,860	6,556
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,198
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 2046	5,000	5,475
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-B, 5.00% 2049 (put 2025)	5,000	5,371
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,423
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 2048	2,305	2,332
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	5,580	5,680
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 2049	3,225	3,286
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 2049	1,645	1,675
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 2050	6,010	6,041
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 2050	4,880	4,942
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	1,080	1,101
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	990	1,016
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 2051	3,845	3,865
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 2052	20,000	19,651
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	4,710	4,636
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	1,945	1,914
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-B, 2.25% 2024	600	590
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-B-1, 2.625% 2025	1,000	985
		104,958
New York 13.06%
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,460	1,615
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2031	1,055	1,164
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	1,460	1,467
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,670	2,873
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	5,975	6,438
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	8,085	8,693
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,840	6,232
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2032	1,035	1,067
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2033	1,085	1,115
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,025
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	61,760	64,784
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 3.00% 2043	USD4,260	$3,581
Broome County Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, 4.00% 2050	750	734
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,500	1,521
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2037	925	468
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2038	1,390	666
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2039	2,300	1,043
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2045	1,000	322
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2054	24,390	4,419
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, BAM insured, 0% 2054	1,965	394
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2055	6,000	1,028
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2056	3,500	621
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 2043	750	740
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	1,000	1,054
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2033	7,500	7,889
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	500	525
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	2,000	1,921
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2031	1,255	1,351
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2032	2,250	2,419
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 5.00% 2041	1,000	1,096
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2031	1,000	1,131
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2036	1,500	1,690
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2038	2,000	2,248
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[1]	500	533
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2016-E, BAM insured, 5.00% 2026	1,000	1,090
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2038	1,070	1,105
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2043	1,200	1,229
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	2,625	2,668
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, FHA insured, 5.00% 2024 (escrowed to maturity)	5,510	5,784
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2027	1,400	1,549
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,600
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,633
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	4,663
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	17,005	18,421
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	2,000	2,196
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2037	15,995	16,208
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 2037	2,000	2,029
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,685	1,847
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2038	10,695	10,802
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	6,000	6,053
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 2038	3,000	3,033
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2039	5,000	5,033
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2039	1,775	1,786
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	USD1,000	$1,075
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2040	12,475	12,530
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	6,135	6,687
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2040	2,000	2,181
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2041	43,585	37,828
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2041	8,000	8,709
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 2041	5,000	5,584
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2042	14,930	12,837
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 2042	10,000	10,022
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 2042	1,170	1,173
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	6,860	7,452
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2043	20,000	19,984
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2043	15,100	16,370
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	10,000	10,824
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	14,180	14,131
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 2046	6,000	6,634
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2046	1,300	1,402
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	77,785	77,288
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2047	11,000	10,930
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	15,500	16,701
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 2048	20,000	19,879
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2048	5,000	4,970
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2049	20,075	19,952
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 2049	12,280	12,205
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	4,000	4,383
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2034	10,000	10,925
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2038	3,690	3,837
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2040	1,035	1,120
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2045	1,480	1,588
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,200	1,291
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	1,250	1,265
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	675	713
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,003
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	6,170
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,085
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 2039	6,971	5,310
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	1,250	1,159
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 2024	1,900	1,863
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	6,000	5,544
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-J, 0.75% 2025	5,000	4,688
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	1,500	1,395
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 2026	1,000	933
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 2030	1,135	1,002
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 2034	2,260	2,010
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 2035	1,060	852
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, 2.10% 2035	5,900	4,885
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 2035	4,100	3,395
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 2037	1,000	1,007
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	3,140	2,879
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.00% 2061 (put 2026)	5,500	5,028
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 2061 (put 2026)	2,755	2,519
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2047	3,360	2,579
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-C, 3.00% 2025	USD1,725	$1,640
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2042	5,000	4,226
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 2032	5,680	4,586
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 2033	10,390	8,337
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 2051	9,865	7,732
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021, 1.00% 2025	22,320	20,603
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,633
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 2032	6,000	6,517
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2033 (put 2023)[2]	24,820	24,702
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2033 (put 2023)[2]	21,350	21,249
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2034	5,000	5,596
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,586
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2035	1,200	1,357
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2036	1,500	1,691
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2037	2,000	2,225
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2037	1,000	1,125
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2038	1,450	1,628
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2038	1,000	1,110
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,209
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	2,320	2,347
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	1,190	1,204
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	90	91
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	5,364
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	7,500	7,513
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	410	432
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	6,266
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2035	1,625	1,688
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2036	2,830	2,938
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	1,000	1,035
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2041	2,000	1,954
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2042	17,500	17,016
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 2042	13,360	12,992
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2043	6,330	6,147
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.89% 2044 (put 2022)[2]	7,500	7,502
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	11,000	11,320
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	24,145	24,983
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	8,450	9,207
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.00% 2027	1,065	1,137
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,596
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 2040	6,000	5,881
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 2043	3,000	3,158
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 2045	3,955	3,818
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 2045	3,550	3,514
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	12,900	13,350
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 2046	20,975	20,171
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2047	10,500	10,057
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2048	2,225	2,123
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 2049	25,405	24,183
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 2050	7,525	7,146
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 2050	12,925	13,454
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	USD3,930	$4,071
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM insured, 4.00% 2053	12,320	12,007
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 2055	3,700	3,911
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 2056	2,500	2,644
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,112
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 2026	4,535	4,831
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 2027	2,230	2,367
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 2027	2,145	2,277
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,128
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,113
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	10,141
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2020-E, 5.00% 2030	5,000	5,489
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 2030	2,720	2,906
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.737% 2032 (put 2024)[2]	5,000	4,997
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.737% 2032 (put 2024)[2]	4,215	4,213
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,155
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2033	2,225	2,368
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	5,178
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 2036	1,010	1,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 2046	3,975	3,823
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	4,562
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	4,500	4,796
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	10,000	10,765
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2026	1,000	1,079
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	8,695	9,393
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2029	5,940	6,490
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	2,805	3,018
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,073
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,068
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,070
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2032	2,920	3,144
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,064
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,502
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2034	2,335	2,480
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	4,994
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	2,988
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2038	1,000	990
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 2045	2,980	2,877
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	25,000	26,128
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,247
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	3,490	2,673
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	12,315	8,223
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 2040	1,050	1,067
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	55	55
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	2,520	2,535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	12,905	12,716
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	3,685	3,720
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	3,205	3,252
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	7,125	7,236
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	15,710	15,975
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 2049	USD2,270	$2,284
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 2050	7,650	7,626
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	1,640	1,620
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 2052	2,930	2,938
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	510	528
County of Nassau, G.O. General Improvement Bonds, Series 2017-B, 5.00% 2030	2,760	3,013
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	2,250	2,516
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2042	2,000	2,223
New York City G.O. Bonds, Series 2013-H, 5.00% 2023	2,625	2,719
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,589
New York City G.O. Bonds, Series 2013-J, 5.00% 2023	550	570
New York City G.O. Bonds, Series 2015-A, 5.00% 2024	5,500	5,799
New York City G.O. Bonds, Series 2018-A, 5.00% 2026	9,000	9,827
New York City G.O. Bonds, Series 2016-A, 5.00% 2026	8,000	8,594
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	5,459
New York City G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,638
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,417
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	2,000	2,214
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,061
New York City G.O. Bonds, Series 2018-C, 5.00% 2029	4,800	5,345
New York City G.O. Bonds, Series 2015-C, 5.00% 2030	9,000	9,531
New York City G.O. Bonds, Series 2018-C, 5.00% 2030	8,075	8,949
New York City G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,711
New York City G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,103
New York City G.O. Bonds, Series 2017-A-1, 5.00% 2030	815	882
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2031	5,000	5,713
New York City G.O. Bonds, Series 2018-C, 5.00% 2031	3,620	3,993
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2031	2,000	2,285
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2031	225	256
New York City G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	3,700
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2032	2,575	2,834
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2032	2,000	2,276
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2032	1,500	1,630
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2033	2,000	2,263
New York City G.O. Bonds, Series 2022-C, 5.00% 2033	1,700	1,962
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2033	1,130	1,263
New York City G.O. Bonds, Series 2019-E, 5.00% 2033	1,000	1,108
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,057
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2034	3,710	4,201
New York City G.O. Bonds, Series 2019-E, 5.00% 2034	2,250	2,483
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2034	2,000	2,252
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2034	1,000	1,136
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2034	1,000	1,084
New York City G.O. Bonds, Series 2018-B-1, 5.00% 2035	2,950	3,227
New York City G.O. Bonds, Series 2022-B-1, 5.00% 2035	2,660	3,038
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2035	1,000	1,130
New York City G.O. Bonds, Series 2006-J-2, Assured Guaranty Municipal insured, 0.68% 2036[2]	2,625	2,625
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2036	8,750	9,672
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2036	4,000	4,458
New York City G.O. Bonds, Series 2022-B-1, 5.00% 2036	1,750	1,991
New York City G.O. Bonds, Series 2021-C, 4.00% 2037	2,620	2,644
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2037	6,345	6,884
New York City G.O. Bonds, Series 2019-D-1, 5.00% 2037	5,000	5,474
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037 (preref. 2023)	USD2,970	$3,045
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2037	2,500	2,700
New York City G.O. Bonds, Series 2018-F-1, 5.00% 2037	2,000	2,172
New York City G.O. Bonds, Series 2017-A-1, 5.00% 2037	2,000	2,150
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037	30	31
New York City G.O. Bonds, Series 2021-A-1, 4.00% 2038	5,880	5,927
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2038	7,500	8,283
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2038	7,500	8,251
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2038	1,500	1,616
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2039	2,000	2,008
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2039	8,840	9,747
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2039	6,810	7,481
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2040	2,500	2,507
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2040	7,000	7,707
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2041	8,000	8,024
New York City G.O. Bonds, Series 2020-A-1, 5.00% 2041	12,400	13,552
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2041	1,500	1,610
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2042	5,000	5,012
New York City G.O. Bonds, Series 2021-A-1, 4.00% 2042	2,000	2,006
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2042	6,000	6,582
New York City G.O. Bonds, Series 2017-B-1, 4.00% 2043	1,835	1,876
New York City G.O. Bonds, Series 2020-A-1, 5.00% 2043	10,000	10,888
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2043	5,000	5,453
New York City G.O. Bonds, Series 2021-F-1, 5.00% 2043	4,430	4,893
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2043	2,000	2,190
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2044	5,000	5,009
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	1,535	1,645
New York City G.O. Bonds, Series 2021-F-1, 4.00% 2047	1,755	1,756
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2047	25,000	27,501
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2050	36,370	36,333
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2029	3,245	3,649
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2030	2,710	3,081
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2051	2,000	1,456
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	5,260	5,095
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	4,980	4,609
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 2035	5,000	4,116
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 2042	8,000	7,455
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 2042	2,000	1,963
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	8,725	8,749
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	7,550	7,454
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	5,615	5,219
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.10% 2036	6,000	4,812
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 2061 (put 2025)	6,715	6,195
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), Series 2009-A, Assured Guaranty insured, 0% 2032	3,365	2,304
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2028	USD1,000	$1,090
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	2,500	2,746
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,106
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2031	4,250	4,726
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2032	500	515
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2033	500	458
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2046	9,380	7,615
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2034	3,150	2,825
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2028	1,350	1,488
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	9,800	10,049
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	2,000	2,018
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 5.00% 2032	10,000	11,500
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 2033	4,560	5,045
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-2, 5.00% 2035	3,000	3,426
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 2037	3,000	3,292
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-EE, 5.00% 2040	5,000	5,503
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-EE, 4.00% 2042	20,000	20,024
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-2, 4.00% 2042	19,910	19,935
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 2042	7,750	7,759
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 2042	3,335	3,339
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 5.00% 2044	4,240	4,743
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 2045	26,500	29,734
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	12,670	13,734
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	6,000	6,534
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-CC-1, 5.00% 2048	8,000	8,648
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-1, 5.00% 2048	1,500	1,629
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2019-DD-1, 5.00% 2049	9,000	9,739
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 2050	USD17,800	$17,516
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 2050	9,735	9,580
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 4.00% 2050	9,250	9,103
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 2050	3,930	3,867
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 5.00% 2050	16,310	17,897
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA, 5.00% 2050	3,000	3,307
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 2051	36,580	35,943
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 4.00% 2051	3,500	3,439
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 5.00% 2051	25,000	27,672
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-1, 4.00% 2052	12,610	12,392
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-1, 5.00% 2052	11,445	12,717
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2016-S-1, 5.00% 2029	5,000	5,370
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2013-S-1, 5.00% 2033	1,825	1,834
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 2037	10,000	10,881
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2034	4,000	4,387
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 2035	5,000	5,470
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-2, 5.00% 2034	4,000	4,387
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 2035	3,295	3,598
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2035	3,000	3,276
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 2037	9,000	9,229
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 2037	5,135	5,202
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2037	19,250	20,946
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 2038	4,000	4,340
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 2033	4,320	4,751
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 2040	2,000	2,015
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 2043	10,000	10,716
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	5,351
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2028	1,500	1,531
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,299
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 2031	3,750	4,094
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 5.00% 2032	3,665	4,174
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 2033	10,000	10,894
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2033	3,000	3,435
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 2034	8,000	8,514
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2034	5,000	5,694
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2034	5,000	5,630
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-C-1, 5.00% 2034	5,000	5,531
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2034	5,000	5,430
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 5.00% 2034	1,175	1,308
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2035	5,170	5,299
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-2, 5.00% 2035	10,000	10,874
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2035	6,000	6,571
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-1, 5.00% 2035	5,000	5,476
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2035	5,000	5,423
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-A-1, 5.00% 2035	USD1,000	$1,078
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2036	1,200	1,223
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 2036	4,000	4,254
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2036	2,000	2,236
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2036	1,000	1,019
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 2037	11,000	9,829
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-B-1, 4.00% 2037	2,800	2,847
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2037	1,000	1,014
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2037	5,000	5,578
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2037	3,000	3,275
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2037	2,000	2,237
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 2037	2,000	2,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2038	8,170	8,254
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 4.00% 2038	7,000	7,077
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2038	5,880	5,937
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2038	3,500	3,534
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2038	3,000	3,030
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2038	2,500	2,527
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 5.00% 2038	20,000	22,592
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2038	9,660	10,519
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 2038	2,000	2,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 2039	3,500	3,071
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2039	12,310	12,398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2039	5,000	5,033
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2039	4,910	4,942
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2039	3,500	3,523
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 2039	2,455	2,476
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2040	4,000	4,028
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2040	3,000	3,021
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2040	1,000	1,007
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-2, 5.00% 2040	53,000	57,849
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2041	8,815	8,838
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2041	1,000	1,003
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2041	5,000	5,545
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2042	44,185	44,050
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2042	8,000	7,976
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2042	5,000	4,985
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 2042	1,510	1,505
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 4.00% 2042	1,350	1,350
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2042	1,500	1,625
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2043	12,640	12,559
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 2043	10,000	9,935
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2043	7,000	6,955
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 2043	2,900	2,881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	2,500	2,684
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2045	14,810	14,582
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2045	10,135	9,981
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 2045	6,500	6,401
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 2045	3,035	3,259
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2046	10,500	10,321
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2047	1,000	983
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 5.00% 2047	3,660	4,052
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 3.00% 2048	6,000	4,881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2051	28,845	28,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2051	2,800	2,751
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 2034	USD1,000	$1,039
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 2040	4,000	4,426
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 2049	5,000	4,944
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2030	1,250	1,421
Port Auth., Consolidated Bonds, Series 212, 4.00% 2037	2,000	2,032
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	4,000	4,036
Port Auth., Consolidated Bonds, Series 212, 4.00% 2039	3,360	3,379
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	91,210	89,716
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2060	37,790	36,988
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 2035	1,750	1,989
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2036	1,105	1,130
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2037	1,000	1,021
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2038	2,000	2,036
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2039	4,000	4,063
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2052	3,000	2,974
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2061	36,865	36,216
Public Housing Capital Fund Rev. Trust II, Trust Certs., Series 2012, 4.50% 2022[1]	46	46
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,073
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2023	250	255
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2024	250	258
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2025	275	285
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2029	1,000	1,092
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2029	180	197
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2034	1,000	1,081
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2034	165	178
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2040	1,050	1,127
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2040	175	188
Thruway Auth., General Rev. Bonds, Series 2020-N, 5.00% 2034	5,000	5,553
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 2045	5,000	4,998
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 2047	7,500	7,464
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2032	5,000	5,381
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2037	7,000	7,041
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2038	11,260	11,307
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2039	4,000	4,010
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2041	3,500	3,731
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2045	4,000	3,905
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2046	8,500	9,013
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2051	USD1,600	$1,691
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 2056	3,250	3,472
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2028	1,500	1,676
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2029	2,000	2,225
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2030	1,700	1,884
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2036	3,995	4,048
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2041	7,225	7,260
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2042	10,000	10,043
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2044	9,000	9,018
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2047	20,000	19,872
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2055	15,000	14,677
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2056	40,000	38,983
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2058	5,000	4,851
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2022	850	863
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2031	1,200	1,301
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2032	1,100	1,186
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2034	2,985	3,187
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2036	5,700	6,066
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2039	1,800	1,751
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2041	5,830	5,597
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2033	2,395	2,626
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2034	960	1,051
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2035	1,000	1,093
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 2049	18,000	19,634
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 2051	14,000	15,305
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 2054	9,750	10,633
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 2056	15,240	16,603
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-A, 5.00% 2023	2,500	2,571
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-4A, 0.567% 2032 (put 2024)[2]	5,289	5,278
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 2033	3,000	3,289
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2021-A-2, 2.00% 2045 (put 2024)	500	493
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), Capital Appreciation Bonds, Series 2013-A, 0% 2032	3,095	2,069
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 2027	800	856
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2032	1,750	1,956
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2033	1,250	1,395
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2034	1,750	1,950
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2035	1,250	1,388
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2039	USD1,500	$1,657
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 2040	1,750	1,725
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	4,000	4,202
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	750	811
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2029	1,000	1,077
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	3,500	3,773
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2031	13,525	14,838
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2031	4,500	4,847
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2034	7,500	8,208
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	5,000	5,199
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	1,000	1,088
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	1,990	2,141
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 2036	9,000	9,845
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,000	1,097
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2038	1,130	1,254
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2039	5,000	5,025
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	2,500	2,729
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2041	39,165	39,346
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2042	3,100	3,418
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	12,000	12,931
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2044	5,000	5,497
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2045	5,445	5,402
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	2,500	2,480
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 4.00% 2047	1,000	990
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2047	12,255	13,410
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2049	18,000	17,802
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2050	3,000	3,277
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2037	17,495	17,725
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2038	2,000	2,209
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2039	6,500	7,163
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 2040	12,500	10,961
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2043	2,000	1,996
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2046	1,750	1,739
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,608
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2034	1,000	1,088
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	750	815
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2038	5,000	5,541
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	16,000	17,671
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	12,985	12,701
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 2026[1]	3,590	3,441
		3,372,417
North Carolina 0.82%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	5,430	5,358
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 2039	3,250	2,977
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	1,250	1,217
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025 (escrowed to maturity)	5,725	6,238
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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026 (escrowed to maturity)	USD2,500	$2,799
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,990	2,232
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	3,110	3,034
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,206
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 5.00% 2033	1,250	1,427
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 2034	7,000	7,316
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 2035	13,910	14,462
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)	2,400	2,717
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 2038	1,635	1,659
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 2039	1,390	1,409
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 2043	5,325	5,378
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 2040	2,145	1,846
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	2,160	2,214
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	3,550	3,613
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 2051	15,030	14,779
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	4,885	4,964
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	14,690	14,959
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	2,395	2,441
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	2,185	2,230
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 2051	9,425	9,284
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 2040	1,425	1,511
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 2045	1,500	1,370
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 2050	1,000	892
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 2050	6,500	6,785
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 2034	2,050	2,174
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 2038	1,000	1,058
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 2049	8,665	9,113
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 2031	1,400	1,468
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 2049	7,000	6,888
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2030	420	478
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2031	450	518
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2032	475	545
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 4.00% 2036	1,475	1,508
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 2041	1,020	1,008
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	4,000	3,894
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2038	1,840	1,944
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2044	5,000	5,209
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2049	5,300	5,494
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2034	1,000	1,037
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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2044	USD2,000	$2,034
Turnpike Auth., Monroe Expressway System, Appropriation Rev. Ref. Bonds, Series 2021, 5.00% 2033	1,170	1,360
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2040	8,815	4,370
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2041	5,500	2,591
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2042	4,650	2,081
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2043	3,650	1,557
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, Assured Guaranty Municipal insured, 4.00% 2055	9,820	9,871
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2019-B, (1-month USD-LIBOR x 0.67 + 0.35%) 0.43% 2034 (put 2022)[2]	2,000	1,993
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.705% 2041 (put 2022)[2]	14,200	14,172
		210,682
North Dakota 0.30%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	2,315	2,204
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2038	1,250	1,243
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2040	1,875	1,847
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2041	2,000	1,962
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2046	1,500	1,432
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2051	1,700	1,609
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 2036	460	438
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	2,480	2,495
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	950	963
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	315	319
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, (SIFMA Municipal Swap Index + 0.20%) 0.64% 2043 (put 2024)[2]	2,000	2,000
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	2,445	2,477
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 2047	2,460	2,498
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	4,530	4,607
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	1,990	2,023
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 2049	10,090	10,267
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	2,135	2,189
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	5,395	5,461
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 2050	11,510	11,762
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 2051	10,015	9,885
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	2,790	2,748
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052	645	632
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	1,500	1,598
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	5,000	5,293
		77,952
Ohio 2.28%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	1,115	1,035
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2026	4,525	4,357
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2026	3,250	3,129
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-D, 1.90% 2026 (put 2024)	9,000	8,703
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 2029	7,000	6,518
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 2041	USD2,980	$3,177
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 2036	1,000	988
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2028	3,360	3,752
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2040	4,800	4,798
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033 (preref. 2022)	12,700	12,700
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 2036	3,420	3,656
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 3.00% 2048	4,640	3,416
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 2048	4,500	4,216
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	10,385	11,268
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 2046	500	514
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 2051	1,000	1,020
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2036	1,545	1,767
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2040	1,110	1,252
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2037	1,160	1,248
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2047	4,495	4,754
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,260	1,285
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,175	1,239
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,525	1,608
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,106
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,053
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2048	5,000	5,330
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2047	5,000	5,323
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	4,750	4,974
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2052	7,970	8,626
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035 (preref. 2022)	2,540	2,559
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035 (preref. 2022)	160	161
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040 (preref. 2022)	3,995	4,025
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040 (preref. 2022)	255	257
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 2040	1,120	1,042
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 2035	1,000	1,100
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 2039	435	432
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	15,625	16,784
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2049	2,800	2,737
G.O. Common Schools Bonds, Series 2013-B, 5.00% 2022	1,000	1,004
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2034	1,600	1,870
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042 (preref. 2022)	USD2,200	$2,223
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032 (preref. 2022)	2,575	2,583
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,003
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	1,345	1,396
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	14,325	14,568
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 2050	33,570	36,798
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 2027	6,180	5,202
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2025	170	176
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2034	490	507
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2035	505	521
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2036	400	412
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 2039	900	848
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2046	1,260	1,267
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 2052	12,000	11,011
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2030	1,090	1,192
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2032	1,000	1,089
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2034	1,040	1,130
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2036	1,000	1,085
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2032	1,095	1,175
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2038	2,265	2,398
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2045	4,490	4,685
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2028[1]	3,330	3,323
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2033[1]	2,000	1,950
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2048[1]	13,825	12,494
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2032	4,000	4,239
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2035	1,990	2,100
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	10,250	10,682
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030	2,500	2,853
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2031	2,175	2,505
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2031	1,700	1,879
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2032	1,575	1,830
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2033	2,410	2,775
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2034	7,925	9,109
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2039	1,000	1,140
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)	2,510	2,424
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	2,700	2,605
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	690	694
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	8,030	8,156
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	USD4,685	$4,814
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	8,720	8,866
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	10,865	11,217
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 2050	2,670	2,662
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	6,905	6,994
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 2050	6,920	7,148
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 2052	20,715	20,399
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 2052	10,000	9,918
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	14,750	15,952
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	1,625	1,630
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 2030	1,780	2,069
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2031	4,375	5,124
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 2031	1,635	1,915
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 2032	1,700	2,012
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2034	970	1,105
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2035	1,750	1,988
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2036	1,450	1,430
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2037	2,100	2,064
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2038	2,100	2,057
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2039	1,000	977
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2041	3,000	2,920
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2046	15,000	14,454
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	3,200	3,212
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,502
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	3,000	3,001
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2031 (preref. 2024)	1,200	1,278
Northwest Local School Dist., School Improvement Unlimited Tax G.O. Bonds, Series 2015, 5.00% 2040 (preref. 2023)	2,015	2,101
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 2033	1,000	1,094
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2021-A, 4.00% 2048	33,750	34,050
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 2049 (put 2025)	3,000	3,137
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	2,500	2,795
Public Housing Capital Fund Rev. Trust II, Trust Certs., Series 2012, 5.00% 2022[1]	80	80
County of Ross, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group), Series 2019, 5.00% 2039	4,000	4,363
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	2,000	2,021
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2048 (preref. 2023)	3,750	3,833
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	2,799
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2031	12,080	13,486
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2032	6,690	7,456
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2033	19,230	21,387
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2038	USD1,775	$1,855
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2041	2,665	1,211
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2042	3,500	1,505
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2043	2,340	954
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2032	2,690	3,059
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2033	3,635	4,162
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2039	11,615	13,039
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2033	875	933
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	389
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,040
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2034	1,000	1,065
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	524
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2035	1,000	1,064
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2036	580	617
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,930	2,045
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2040	5,000	5,642
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2050	5,000	5,559
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Green Bonds, Series 2021-A, 5.00% 2034	875	1,025
		588,808
Oklahoma 0.17%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2022	4,500	4,527
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2036	2,000	2,192
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2039	3,530	3,860
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	5,500	6,011
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 2049	3,975	4,054
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 2050	2,320	2,309
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,300	1,402
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,077
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	3,070	3,276
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,200	1,313
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 2047	3,745	4,060
Turnpike Auth., Turnpike System Rev. Bonds, Series 2018-A, 4.00% 2048	10,600	10,767
		44,848
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Bonds, notes & other debt instruments (continued) Oregon 0.35%	Principal amount (000)	Value (000)
County of Deschutes, Hospital Fac. Auth., Hospital Rev. Bonds (St. Charles Health System, Inc.), Series 2016-A, 5.00% 2048	USD1,650	$1,751
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,554
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	3,305	3,514
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2029	300	335
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2030	300	338
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2035	275	299
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2040	1,750	1,879
G.O. Bonds, Series 2017-C, 5.00% 2029	5,000	5,562
G.O. Bonds, Series 2017-C, 5.00% 2033	5,000	5,519
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 2045	4,025	4,093
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	3,780	3,803
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	1,595	1,564
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	4,510	4,585
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	2,580	2,620
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 2048	7,590	7,635
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	2,185	2,239
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 2049	1,555	1,597
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,660	2,752
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 2052	17,325	17,041
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2046	1,230	1,317
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	1,996
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 2027	1,675	1,794
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 2037	1,000	1,115
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 2040	1,000	1,109
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 2047	2,000	1,853
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 2057	2,000	1,773
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2024	210	217
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2025	230	239
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2026	225	236
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2027	125	132
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2053	1,500	1,562
City of Salem, Hospital Fac. Auth., Rev. Ref. Bonds (Capital Manor Project), Series 2012, 6.00% 2042	1,000	1,002
City of Salem, Hospital Fac. Auth., Rev. Ref. Bonds (Capital Manor Project), Series 2012, 6.00% 2047	1,250	1,252
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2029	2,435	2,727
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2030	2,075	2,325
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 2036	1,000	936
		91,265
Pennsylvania 4.93%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032 (preref. 2025)	1,000	1,068
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.00% 2046	12,500	12,309
County of Allegheny, Higher Education Building Auth., Rev. Bonds (Carnegie Mellon University), Series 2022-A, (USD-SOFR x 0.70 + 0.29%) 0.486% 2033 (put 2024)[2]	6,250	6,168
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2032	USD4,350	$4,758
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	3,822
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2047	5,390	5,785
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 1.032% 2037[2]	8,155	8,081
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2035	6,100	6,180
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2036	5,000	5,060
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2037	7,185	7,243
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 2033	250	261
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2035	1,000	1,037
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2036	1,250	1,295
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2038	2,000	2,056
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-B, 4.00% 2050	2,000	1,985
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,565	2,850
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2029	2,995	3,351
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2035	2,000	2,024
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 2047	1,000	800
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2047	12,165	11,974
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 2037	750	787
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 2047	600	621
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 2047	100	104
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2048	1,000	1,036
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2023	1,370	1,387
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2024	450	460
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2026	1,000	1,036
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-1, 5.00% 2040 (put 2025)	1,000	1,020
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.53% 2030 (put 2025)[2]	825	817
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.53% 2031 (put 2025)[2]	1,140	1,129
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.53% 2032 (put 2025)[2]	870	861
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 2046	515	465
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2054	8,400	8,636
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2023	135	139
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2025	250	268
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2026	120	129
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2027	760	816
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2029	1,130	1,207
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2030	515	549
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2031	660	702
County of Bucks, Industrial Dev. Auth., Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 2044	2,480	2,461
County of Chester, Health and Education Facs. Auth., Health System Rev. Bonds (Main Line Health System), Series 2017-A, 4.00% 2042	5,000	4,943
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 2044	9,155	9,084
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 2049	20,940	20,470
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.00% 2023	USD855	$852
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2031	2,050	2,256
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2032	55	60
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2036	1,000	1,094
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024 (preref. 2022)	1,000	1,006
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	377
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2031	1,000	1,133
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2032	1,250	1,416
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 1.10% 2037[2]	6,750	6,084
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	4,265	4,488
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	1,630	1,706
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 2049	500	524
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 2051	2,500	2,351
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,123
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 2030	500	567
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	425	482
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2026 (preref. 2022)	1,030	1,033
Fncg. Auth., Rev. Bonds, Series 2013-A-1, 5.00% 2033 (preref. 2022)	4,000	4,012
Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036 (preref. 2022)	1,525	1,530
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2025	2,500	2,652
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2026	2,000	2,151
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2027	3,000	3,264
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2028	3,000	3,296
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2029	4,000	4,375
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2030	4,000	4,360
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2031	3,500	3,803
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2032	3,000	3,257
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2033	3,000	3,248
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2034	3,000	3,243
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	495	535
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 2022	290	292
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 1.04% 2049 (put 2024)[2]	6,000	5,979
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2035	7,000	7,076
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2036	8,500	8,573
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	19,000	20,912
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 2049	15,000	14,592
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 5.00% 2034	1,340	1,535
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 2037	1,525	1,543
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 2039	1,450	1,454
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 2042	2,015	1,984
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-A, 5.00% 2044	USD2,500	$2,769
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,300	2,427
Higher Educational Facs. Auth., Rev. Bonds (Trustees of the University of Pennsylvania), Series 2017-A, 5.00% 2033	1,675	1,836
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 2024	3,900	4,106
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 2031	5,000	4,745
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 2031	3,320	3,151
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 2032	6,000	5,810
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 2034	6,500	6,426
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	4,415	4,454
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 2042	7,500	7,453
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	6,765	6,829
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	3,970	4,007
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	815	827
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 2047	530	530
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 2048	13,500	13,736
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 2051	15,305	15,142
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	4,660	4,542
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	3,545	3,496
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 2052	15,945	15,506
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 2035	6,214	6,141
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	9,335	9,081
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 2051	1,195	1,034
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 2056	1,585	1,340
County of Lancaster, Hospital Auth., Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 2025	650	675
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2038	1,100	1,195
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2039	1,100	1,191
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2041	1,000	1,075
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2046	7,660	8,146
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2051	16,500	17,479
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2044	11,095	12,102
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 2049	5,245	5,045
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 1.54% 2038[2]	12,455	12,862
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 2035	10,010	10,090
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-B, 1.80% 2027 (put 2022)	8,350	8,336
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-A, 1.80% 2029 (put 2022)	9,900	9,881
City of Monroeville, Fin. Auth., UPMC Rev. Bonds, Series 2012, 5.00% 2029	3,000	3,031
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	5,200	5,215
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2038	1,000	1,005
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2039	1,000	1,003
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2044	USD2,500	$2,466
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2047	10,990	10,734
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 2047	11,000	12,127
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2052	14,775	14,273
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2056	53,965	51,363
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 2057	30,000	32,426
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024 (escrowed to maturity)	800	834
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030 (preref. 2025)	1,000	1,067
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031 (preref. 2025)	5,000	5,334
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036 (preref. 2025)	3,000	3,201
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045 (preref. 2025)	5,580	5,953
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	8,155	8,777
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	19,000	20,366
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024 (preref. 2022)	2,500	2,503
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026 (preref. 2022)	3,000	3,004
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	1,325	1,345
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 2045	1,990	2,164
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 2022	145	147
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 2024	100	103
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 2044	850	912
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 2049	3,595	3,848
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 2039	5,540	5,570
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 1.606% 2028 (put 2024)[2]	10,500	10,552
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2039	4,000	4,314
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2045	13,400	14,360
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	2,915	2,916
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 2043	1,000	1,084
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	4,000	4,211
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.358% 2048 (put 2022)[2]	3,650	3,659
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 2048	USD1,000	$1,076
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 2032	1,000	1,089
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 2034	1,000	1,089
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 2038	2,775	3,125
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 2039	2,330	2,620
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 2040	1,250	1,403
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,143
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	1,000	1,065
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,128
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,063
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 2031	1,500	1,637
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 2033	2,750	2,998
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,076
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,007
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,600	12,688
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 5.00% 2035	1,955	2,172
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 5.00% 2037	3,000	3,322
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 4.00% 2040	3,660	3,607
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2027	5,625	6,002
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,065
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2029	2,620	2,788
City of Philadelphia, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	3,000	3,314
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2034	3,915	4,307
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,196
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2052	4,000	4,326
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 2052	3,000	3,281
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2029	3,475	3,859
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2030	5,900	6,536
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	3,560	3,936
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	1,185	1,244
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	500	534
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 2027	3,905	4,263
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2027	500	543
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 2027 (preref. 2026)	5	6
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	14,505	15,729
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	16,620	18,002
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2029	1,250	1,389
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030	1,990	2,150
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2031	1,600	1,769
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2032	1,000	1,104
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2034	4,255	4,827
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,750	1,927
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2035	6,320	7,159
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 2035	1,400	1,497
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2035	1,000	1,100
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 2036	USD5,270	$5,457
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2036	3,500	3,601
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 2037	3,765	3,865
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2037	3,700	3,804
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2037	1,850	2,030
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2038	4,270	4,383
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,094
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2039	1,800	1,845
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2044	15,000	16,450
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 2046	12,500	12,547
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2015-D, 5.00% 2022	3,750	3,793
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2023	2,500	2,587
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	17,000	20,715
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,312
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2033	1,250	1,457
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 1.09% 2040 (put 2023)[2]	4,000	4,004
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	10,815
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	12,000	13,098
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	6,000	6,520
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	1,750	1,876
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 1.13% 2024[2]	8,705	8,691
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 1.18% 2031[2]	4,520	4,374
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2032	1,000	1,099
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2033	800	878
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	14,950	14,987
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 2036	365	370
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 2041	370	371
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 2046	525	517
Turnpike Commission, Oil Franchise Tax Rev. Bonds, Series 2021-A, 4.00% 2051	7,000	7,009
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2032	1,000	1,114
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	17,230	19,044
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2033	1,500	1,666
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2034	6,995	7,725
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2034	2,000	2,164
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2035	3,500	3,785
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2036	3,250	3,513
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2039	3,410	3,467
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2039	1,200	1,221
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 2039	6,000	6,286
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2040	4,000	4,060
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 2040	1,000	1,119
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2041	2,175	2,204
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2041	6,800	7,292
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2042	6,250	6,296
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2042	USD1,550	$1,562
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2042	6,500	7,116
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2043	7,630	7,667
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2043	1,660	1,621
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2043	1,325	1,332
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2044	2,075	2,002
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	22,450	24,669
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	2,500	2,694
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2045	1,280	1,228
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2046	2,490	2,377
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	20,960	22,362
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2046	11,000	12,173
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2046	4,250	4,724
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2047	12,220	13,300
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	28,265	30,854
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2050	9,000	8,479
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2051	6,350	6,260
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2051	5,000	4,700
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 2042	5,000	5,317
		1,272,887
Puerto Rico 0.61%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 2033[1]	2,580	2,762
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 2033[1]	415	442
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2035[1]	5,000	5,279
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 2037[1]	3,155	3,351
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 2042[1]	5,060	4,765
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 2042[1]	4,160	3,919
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 2042[1]	990	932
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2047[1]	1,000	1,041
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.164% 2029[2]	22,105	22,305
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	490	493
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	2,275	2,300
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,390	1,400
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	990	993
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,870	1,883
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	1,280	1,282
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2029	2,100	2,312
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2039	2,400	2,599
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	3,885	4,407
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2047[2]	5,690	1,943
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2054[2]	9,298	2,261
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	10,000	10,275
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	132	124
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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	USD243	$195
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	314	234
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	85,406	24,087
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	243,407	51,293
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	4,600	4,579
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,250	1,234
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	5	5
		158,695
Rhode Island 0.32%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2032	640	687
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2034	1,505	1,612
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2036	500	534
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2037	250	267
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	2,130	2,265
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2046	10,010	10,566
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	1,000	1,032
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2024	2,250	2,355
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2022	1,600	1,609
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,080
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 2046	1,365	1,325
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 2051	3,865	3,702
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2025	5,500	5,869
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2032	2,845	3,032
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,286
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	600	606
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 2048	6,030	6,145
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 2049	7,800	7,688
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 2049	8,595	8,702
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 2049	4,460	4,544
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	11,805	11,609
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	445	431
		81,946
South Carolina 1.93%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 2025 (put 2024)	1,760	1,703
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	2,471	562
Fort Mill School Dist., G.O. Bonds, Series 2013-A, 4.00% 2028 (preref. 2023)	1,475	1,501
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 2035	1,165	1,052
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	985	1,000
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	1,205	1,240
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	12,270	12,427
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	1,165	1,190
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	4,545	4,465
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	2,305	2,342
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2014-A-1, 4.00% 2041	410	416
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 2024 (put 2024)[7]	2,585	2,459
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (The Sullivan), Series 2021-B, 0.34% 2025 (put 2024)	USD2,260	$2,145
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)	3,700	3,591
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 2034	605	598
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2044	1,280	1,342
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 2049	620	570
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2049	4,030	4,204
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 2054	1,165	1,063
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2054	3,500	3,638
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2036 (preref. 2026)[1,3]	19,500	21,306
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2026[1]	1,395	1,434
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[1]	2,500	2,541
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2044	9,800	9,709
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	31,000	33,308
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 2033	1,450	1,555
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 2047	1,090	1,163
Lexington County Health Services Dist., Inc., Hospital Rev. Bonds, Series 2016, 5.00% 2041	5,000	5,368
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 2028	1,210	1,315
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	11,000	11,161
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2040	5,845	6,511
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 2041	5,640	5,637
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 2042	6,840	6,809
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2043	7,750	8,579
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2051	8,750	9,569
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	2,644
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2034	900	966
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2035	6,965	7,417
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	1,090	1,169
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2036	13,800	14,686
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,885	2,020
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2037	500	536
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	20,000	21,342
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043 (preref. 2022)	5,795	5,812
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2056	2,930	3,093
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2026	820	874
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	8,190	8,693
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2028	2,730	2,968
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2029	2,395	2,577
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2029	100	106
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2030	3,010	3,258
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2031	2,620	2,810
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	5,960	6,351
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2034	3,625	3,890
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	4,270	4,579
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 2038	5,195	5,244
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 2042	5,000	4,978
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 2045	USD470	$462
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 2047	75,000	72,996
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 2052	37,000	35,793
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 2055	32,260	30,768
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 2055	28,766	27,435
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 2055	14,997	14,303
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 2055	12,500	13,647
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 2024 (put 2023)	2,780	2,640
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2031	840	947
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2032	750	851
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2033	1,250	1,411
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2034	1,505	1,697
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2035	1,580	1,778
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 2036	1,380	1,397
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 2037	555	559
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2012-B, 5.00% 2024 (preref. 2022)	1,000	1,014
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 2047	1,540	1,535
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 2052	2,030	2,278
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 2040	6,740	7,720
		498,717
South Dakota 0.31%
Health and Educational Facs. Auth., Rev. Bonds (Monument Health), Series 2020-A, 4.00% 2050	3,000	2,913
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	633
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	737
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 2034	7,350	7,396
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 2040	1,750	1,709
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,820
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 5.00% 2045	5,900	6,264
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	790	801
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,545	2,589
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	5,200	5,232
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	3,555	3,577
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 2047	3,780	3,845
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 2048	11,465	11,674
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	5,270	5,369
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 2050	8,725	8,838
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	7,965	7,838
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	8,390	8,425
		79,660
Tennessee 0.79%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,420	4,659
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	2,415	2,541
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014-A, 5.00% 2034	150	158
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 2035	3,425	3,711
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 4.00% 2040	7,000	7,002
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	3,315	3,335
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	495	498
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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	USD485	$493
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 2043	6,360	6,472
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	750	761
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	690	701
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	950	967
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	585	589
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 2048	4,205	4,230
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 2048	16,165	16,504
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-4-B, 4.00% 2048	1,615	1,642
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 2049	8,325	8,477
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 2049	7,850	8,039
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 2050	17,105	17,175
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 2050	2,965	2,980
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	5,935	6,085
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 2051	3,690	3,637
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 2052	17,650	17,353
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,125
City of Memphis, Sanitary Sewage System Rev. Ref. Bonds, Series 2020-B, 5.00% 2045	1,000	1,130
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2023)	8,000	8,162
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	4,350	4,889
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2017-A, 5.00% 2048	4,000	4,287
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2042	5,000	5,454
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2046	5,000	5,424
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 2046	4,000	4,340
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 2049	2,165	2,131
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 2049	1,015	1,092
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 2054	4,000	4,299
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	31,220	33,975
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,890	2,013
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 2049[2]	5,000	5,098
		204,428
Texas 9.20%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 2049	1,410	1,446
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 2036	3,000	3,174
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,000	1,078
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2043 (preref. 2023)	3,235	3,352
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2027	1,210	1,333
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2042	2,000	2,148
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2034	650	708
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2036	915	994
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2037	USD1,445	$1,567
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2047	2,625	2,813
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2023	150	155
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2024	185	195
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2025	195	209
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2034	330	347
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2035	1,000	1,047
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2036	385	401
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2038	900	936
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2039	470	488
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2022	1,015	1,025
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2022, 4.00% 2047	4,000	4,064
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 2032	1,000	964
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 2034	1,000	1,047
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 2035	1,000	1,042
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 2037	1,000	1,035
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 2051	9,545	7,502
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2023	325	336
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2024	325	343
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2032	600	677
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 2047	4,050	4,522
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 2057	23,370	25,926
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	820	773
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,000	1,042
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 2037	725	776
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2042	4,165	4,491
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	1,100	1,133
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 2048	3,345	3,544
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2049	1,725	1,757
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2029	1,500	1,653
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2030	1,000	1,100
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2031	1,100	1,207
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2032	1,000	1,096
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	2,245	2,495
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,108
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2043	USD11,495	$12,639
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2030	3,000	3,273
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2037	2,660	2,881
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2032	1,100	1,200
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2033	2,220	2,422
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2034	2,000	2,177
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2035	1,125	1,225
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2036	3,605	3,924
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,177
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2041	2,500	2,703
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2036	2,000	2,270
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2039	2,000	2,262
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	1,000	1,080
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2031	1,130	1,240
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,097
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2033	1,000	1,096
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,189
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2044	6,000	6,653
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,500	1,602
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 2027	1,705	1,726
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,100
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2029	3,000	3,298
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	4,405	4,830
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	8,185	8,957
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2035	4,000	4,431
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 2036	1,565	1,641
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2036	6,985	7,638
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2036	3,500	3,875
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,000	1,075
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2037	5,000	5,533
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2037	2,555	2,951
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2014, 5.00% 2039	600	626
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 2041	1,750	1,814
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	15,155	16,504
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2042	8,750	9,627
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	11,795	12,782
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2046	5,000	5,469
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2050	5,000	5,574
Balmorhea Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 4.00% 2046	2,500	2,526
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2036	500	460
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2037	1,000	912
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2021, 4.00% 2044	3,500	3,599
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2026	1,800	1,959
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2028	1,100	1,214
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2033	2,000	2,185
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2035	6,155	6,713
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2036	10,150	11,065
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2039	2,220	2,272
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2040	1,500	1,533
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2045	2,500	2,716
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,750	1,932
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2037	1,500	1,539
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2038	3,000	3,074
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2038	4,200	4,592
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2039	1,500	1,535
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2040	USD2,150	$2,197
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2043 (preref. 2026)	5,000	5,499
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2027	1,965	2,148
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 2043	4,285	4,361
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2027	700	765
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2028	1,405	1,534
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2029	645	712
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,099
Bushland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2022, 4.00% 2047	2,385	2,487
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2031 (preref. 2025)	1,000	1,077
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2033 (preref. 2025)	1,000	1,077
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2034 (preref. 2025)	1,500	1,616
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040 (preref. 2025)	5,845	6,296
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 1.35% 2032 (put 2022)	1,000	1,000
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 2046	2,000	2,142
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2022	1,715	1,730
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2024	260	272
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	405	434
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	4,830	4,863
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2033	2,125	2,264
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	250	259
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2034	2,300	2,447
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 2041	1,400	1,459
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 2042	1,400	1,452
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2044	5,000	5,129
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 2047	4,280	4,089
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2048	6,470	7,152
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 2051	3,100	2,930
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 2028	500	557
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2015-A, 5.00% 2035	100	103
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 2044	1,465	1,456
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 2049	3,455	3,451
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 2027	560	614
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2038	560	602
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2036	1,000	1,106
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2037	1,945	2,151
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2038	1,775	1,960
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2043	9,240	10,130
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2048	10,000	10,888
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-2, 1.25% 2036 (put 2022)	5,125	5,122
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-1, 1.25% 2036 (put 2022)	2,250	2,249
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.25% 2040 (put 2022)	4,820	4,817
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	8,689
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,072
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	USD6,540	$6,633
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 2037	9,225	9,351
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	6,000	5,916
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2034	2,000	2,059
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2036	1,000	1,027
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2037	1,250	1,283
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2038	1,000	1,025
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,250	1,404
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	5,400	5,924
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2042	8,700	9,623
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2046	12,550	13,808
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 2023	2,000	2,088
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 2051	14,210	14,612
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,500	2,871
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2031	1,130	1,201
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 2033	2,000	2,290
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	6,520	7,456
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	1,010	1,126
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2046 (preref. 2025)	3,000	3,254
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034 (preref. 2024)	1,000	1,057
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2030	750	774
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2037	700	738
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 2038	1,000	1,053
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2039	750	788
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2040	1,000	1,046
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2045	2,500	2,560
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2029	3,500	3,820
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2033	14,180	15,382
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2035	6,775	7,337
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2036	7,500	8,119
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 2045	1,000	1,080
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 2045 (preref. 2025)	5,390	5,762
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2040	1,000	1,019
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2041	1,000	1,014
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2044	1,570	1,580
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2047	1,750	1,730
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2025	1,000	1,079
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 2034	1,500	1,396
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	3,725	3,381
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	2,395	2,256
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 2032	750	804
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 2033	705	749
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 2034	1,000	1,057
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[3]	1,880	1,880
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	1,750	1,765
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,409
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
G.O. Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	USD1,600	$1,655
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2031	1,000	1,037
G.O. Water Financial Assistance Rev. Ref. Bonds (State Part. Program), Series 2019-D, 5.00% 2022	1,985	2,003
G.O. Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2022 (escrowed to maturity)	7,250	7,315
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	575	581
City of Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	1,875	1,768
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 2046	1,900	1,935
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 2049	1,200	1,214
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 2051	2,250	2,264
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.45% 2040 (put 2022)	1,600	1,593
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	4,440	4,404
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053 (preref. 2023)	11,050	11,465
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 2045	10,000	9,905
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	1,645	1,648
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	1,000	939
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 2037	3,170	3,559
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 5.00% 2035	1,095	1,276
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 2036	1,380	1,469
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,573
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,350	1,396
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 2056	1,000	787
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,116
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	5,000	5,582
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2032	4,640	5,178
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	2,000	2,229
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	3,000	3,305
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 2048	9,500	9,515
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,163
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	1,220	1,332
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	2,000	2,170
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	7,300	7,871
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	225	226
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,560	1,573
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043 (preref. 2023)	550	568
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	16,455	16,969
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2023	385	397
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2024	1,250	1,308
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,800	2,956
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2025	1,000	1,074
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2026	2,500	2,719
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2027	USD2,800	$2,946
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2046	11,125	11,966
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,690
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2028	1,000	1,070
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,070
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 2039	5,000	4,396
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	9,610	10,144
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-A, 4.00% 2035 (preref. 2023)	2,955	2,995
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 2040	7,575	7,762
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2012-A, 5.00% 2023 (preref. 2022)	1,000	1,018
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	2,140	2,089
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2027	3,100	3,476
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2028	2,600	2,924
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2030	1,820	2,035
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2031	1,250	1,395
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2033	3,675	4,089
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 2035	14,045	14,654
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	7,825	8,317
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.05% 2031[2]	16,925	16,925
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 2032	1,900	2,113
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	2,835	2,819
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	5,625	5,384
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	6,255	6,468
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	8,825	8,672
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-A, 3.50% 2052	11,485	11,500
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 2047	8,882	8,647
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	3,205	3,324
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	13,315	13,611
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	5,095	4,994
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	1,905	1,769
City of Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	2,780	2,692
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,700	1,898
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2029	USD2,400	$2,673
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2030	3,825	4,235
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2022	1,000	1,006
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,337
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2033	1,000	1,095
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2034	2,270	2,482
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2035	2,000	2,185
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	8,000	8,708
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2037	2,500	2,719
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2038	2,500	2,712
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	8,750	9,160
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	5,280	5,750
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	12,500	13,602
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	5,700	6,197
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	4,080	4,282
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2030	1,850	2,085
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2032	2,000	2,246
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 2033	6,245	7,181
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2035	3,900	4,363
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	20,000	21,399
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	5,420	6,058
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2038	10,000	11,156
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2039	3,475	3,871
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022	65	66
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023	65	67
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2024	55	57
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2025	45	47
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2026	80	84
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2027	235	248
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028	115	122
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2029	160	170
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030	165	175
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031	265	282
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,291
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,075
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,075
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,670
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,074
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2028	16,525	13,535
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Houston Independent School Dist., Limited Tax Rev. Ref. Bonds, Series 2012, 4.00% 2029 (put 2023)	USD1,615	$1,643
Houston Independent School Dist., Limited Tax Schoolhouse and Rev. Ref. Bonds, Series 2017, 5.00% 2024	1,010	1,058
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2034	2,000	2,194
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.25% 2037 (put 2022)	21,000	21,017
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 2.25% 2039 (put 2022)	3,040	3,040
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2042	2,110	2,297
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	7,000	7,617
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,200	1,272
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 1.56% 2044 (put 2023)[2]	450	451
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	100	101
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	150	154
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	125	136
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2032	300	326
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	300	325
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2043	1,750	1,860
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2043	3,000	3,130
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2033	345	361
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2034	360	375
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2035	375	389
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2036	780	809
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2037	810	839
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2038	845	874
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2039	880	908
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2040	615	634
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2033	310	324
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2034	500	521
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2035	300	311
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2036	440	456
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2037	655	678
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2038	610	631
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2039	895	924
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2040	750	773
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2045	1,500	1,534
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2023	1,000	1,035
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	1,000	1,065
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2035	3,080	3,275
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2038	2,080	2,141
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2036	1,205	1,331
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 2037 (preref. 2024)	1,175	567
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 2043 (preref. 2024)	14,860	5,118
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 2036	3,000	3,185
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2032	1,000	1,096
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 2051	1,000	1,046
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,300
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,207
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2036	2,000	2,220
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2037	2,000	2,217
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2038	2,000	2,214
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2040	USD4,415	$4,871
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2024	880	923
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2025	750	789
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,006
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,595
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2027	1,000	1,086
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2029	1,525	1,656
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2030	2,500	2,831
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2031	2,000	2,254
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2031	1,000	1,127
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2032	4,700	5,225
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2032	2,000	2,243
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2032	1,000	1,122
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2033	1,250	1,384
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2033	1,000	1,119
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2034	1,300	1,339
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2034	1,500	1,667
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2034	1,240	1,371
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2035	850	873
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	6,000	6,146
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2036	1,000	1,110
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2036	1,000	1,104
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2037	3,000	3,301
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2037	1,000	1,109
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2037	1,000	1,099
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2038	1,585	1,750
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2038	1,000	1,088
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2039	1,565	1,729
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2039	USD1,000	$1,086
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2040	2,000	2,201
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2040	1,500	1,590
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2040	810	887
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2043	3,250	3,529
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2045	5,000	5,274
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2045	2,250	2,442
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2045	1,000	1,093
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2046	4,000	4,267
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 2049	5,000	5,054
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2050	7,500	8,131
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 2036	2,850	2,649
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 2037	2,920	2,700
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2039	3,955	4,330
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,475	3,680
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 2029	1,675	1,556
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	3,675	3,351
Mesquite Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-B, 5.00% 2042	4,475	4,805
Montgomery Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2045	5,000	5,084
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	14,365	15,388
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 0.99% 2027[2]	8,630	8,533
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 1.235% 2027[2]	61,500	60,369
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR + 0.87%) 1.423% 2027[2]	28,180	27,867
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2027	7,270	7,743
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2029	6,000	6,450
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2030	9,500	10,246
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2031	12,010	13,007
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2032	15,035	16,346
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2030	1,000	997
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2032	1,565	1,544
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2034	1,250	1,222
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2038	1,000	941
Nacarro Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2057	10,000	10,336
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2049	USD2,610	$2,864
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 1.25% 2050 (put 2024)	1,660	1,611
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2036[1]	1,000	935
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2041[1]	1,245	1,126
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2046[1]	1,430	1,248
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2051[1]	1,025	875
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2056[1]	2,490	2,067
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2033	3,000	3,050
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2036	10,000	10,139
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2037	10,000	10,108
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2047	16,070	17,564
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 2.10% 2023	85	84
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2036 (preref. 2024)	350	377
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046 (preref. 2024)	200	216
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	1,000	954
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	1,550	1,449
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	1,000	1,062
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,615	1,699
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,300	4,496
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 2049	1,800	1,683
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 2055	3,000	2,708
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037 (preref. 2027)	1,500	1,659
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042 (preref. 2027)	875	968
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,573
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2018, 5.00% 2048	1,500	1,503
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 2057	28,795	26,700
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032 (preref. 2022)	3,000	3,031
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	USD995	$936
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,106
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2032	7,800	9,311
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2033	1,125	1,200
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2034	910	968
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2044	2,500	2,550
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2051	12,570	12,707
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2058	2,775	2,808
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2060	32,045	32,375
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,100	2,294
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	2,700	2,945
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,362
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 2041	15,790	15,919
North Lamar Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2051	2,000	2,096
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2035	500	485
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2036	470	454
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2039	1,245	1,134
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2040	1,265	1,135
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,440	1,557
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	2,000	2,160
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 2035	1,200	1,252
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	2,245	2,423
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	2,500	2,696
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	3,000	3,232
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	10,000	10,852
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	34,970	37,575
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 2048	2,700	2,874
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2038	2,500	2,575
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2039	2,500	2,544
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2040	2,000	2,024
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2041	2,000	2,014
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	4,717
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,191
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,062
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,569
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	8,905	9,439
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	7,200	7,315
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 2037	18,005	16,581
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2043	7,000	7,202
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	5,250	4,916
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2034	1,250	1,325
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2035	650	687
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2039	1,800	1,889
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	8,610	8,327
City of Olmos Park Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026 (preref. 2022)	2,075	2,113
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2041	2,600	2,662
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-B, 1.50% 2050 (put 2023)	6,000	5,929
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 2033	665	678
Rankin Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2044	1,090	1,113
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2041	1,640	1,658
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2028	1,065	1,158
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2042	USD5,000	$5,347
Rio Grande Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 2051	1,135	1,178
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2023	100	102
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2034	325	345
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,225	1,236
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,049
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,131
City of San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 2026 (put 2025)	1,205	1,159
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2027	6,900	6,990
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2028	5,000	5,052
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)	8,350	7,654
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	6,070	6,205
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2025	470	499
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	2,705
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2029	10,000	10,906
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2038	1,750	1,979
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2039	1,250	1,289
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2039	2,000	2,242
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2040	4,000	4,515
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2040	2,465	2,774
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2041	1,250	1,280
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2041	2,000	2,243
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2042	4,400	4,940
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2043	1,250	1,272
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2044	4,000	4,425
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2044	2,000	2,230
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2048	5,180	5,699
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2045	1,600	1,761
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2046	27,150	30,083
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	5,000	5,024
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2049	44,150	48,724
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2049	1,000	1,097
San Jacinto Community College Dist., G.O. Building and Rev. Ref. Bonds, Series 2021, 4.00% 2046	5,000	5,111
San Jacinto Community College Dist., G.O. Building Bonds, Series 2016-A, 4.00% 2046	2,500	2,552
SMHA Fin. Public Fac. Corp., Multi Family Housing Rev. Bonds (The Lantana Apartments), Series 2021, 0.28% 2025 (put 2024)	23,000	21,870
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	8,745
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 2035	465	472
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 2037	775	785
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2023	1,200	1,228
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2037	2,500	2,523
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2038	2,500	2,517
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2039	1,545	1,552
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2039	1,250	1,255
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2040	1,490	1,494
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 2052	USD1,000	$1,032
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2031	1,000	1,085
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2032	2,250	2,439
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2037	3,250	3,510
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 2032	3,000	3,412
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 2033	1,800	2,044
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 2045	5,000	4,945
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 2041	2,000	1,983
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 2042	2,725	2,698
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 2047	1,350	1,329
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 2052	3,150	3,085
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2013-A, 5.00% 2033 (preref. 2023)	1,000	1,036
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	6,315	6,179
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2023	1,530	1,580
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2035	1,500	1,548
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2024	5,165	5,433
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 2033	1,000	1,098
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,598
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	5,250	5,787
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2032	6,030	6,813
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,145	1,257
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,180	1,294
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,121
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,055	1,093
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,099
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,167
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	8,511
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,184
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-B, 0% 2036	1,000	550
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	4,000	4,247
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2038	850	415
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2039	USD950	$440
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2040	800	350
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2041	1,425	590
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2043	2,185	811
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2044	2,850	1,000
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Montopolis Apartments), Series 2020, 0.40% 2041 (put 2024)	18,420	17,378
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 2030	1,000	1,156
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	27,965	22,679
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	27,520	21,458
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2031	1,000	1,111
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2032	1,000	1,112
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	3,000	3,265
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2030	4,440	4,399
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2031	3,040	3,368
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2032	2,185	2,417
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2033	2,000	2,209
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2036	2,000	2,203
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2037	1,800	1,980
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2038	2,100	2,307
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2039	2,125	2,332
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2044	9,000	9,809
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2023	1,555	1,611
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-C, 5.00% 2031	5,500	6,471
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-A, 5.00% 2050	4,900	5,927
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 2052	5,000	5,101
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 2038	2,000	2,079
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2027	645	713
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 2028	2,000	2,240
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2030	9,540	10,324
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2032	8,445	8,936
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2033	2,000	2,111
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2034	6,440	6,772
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2035	8,810	9,231
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 2036	10,000	10,421
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2036	5,100	5,305
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2037	15,000	15,595
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2038	4,000	4,144
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2040	USD10,350	$11,119
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 4.00% 2043	1,550	1,596
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	10,000	10,812
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2049	5,000	5,470
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 2056	10,180	10,324
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 2045	1,000	1,025
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2051	6,000	6,114
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2060	12,750	12,881
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2033	1,100	1,148
		2,377,000
United States 0.51%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 2036	23,903	23,600
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 2030	7,580	7,242
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 2033[1]	23,230	23,230
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 2034	3,945	3,834
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 2035[1]	12,890	12,890
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 2037	58,585	51,136
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 2038[1]	11,999	10,038
		131,970
Utah 0.43%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 2037[1]	5,185	5,210
G.O. Bonds, Series 2013, 5.00% 2023 (preref. 2022)	2,800	2,817
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2010-B-1, 4.00% 2024	35	35
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	4,635	4,704
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2037	4,260	4,322
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2038	4,430	4,486
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2039	4,510	4,558
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2040	4,795	4,838
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2041	4,820	4,855
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2046	2,150	2,346
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 2047	5,995	6,381
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2051	4,000	4,338
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2038	730	787
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2043	1,150	1,232
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2048	1,185	1,262
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2035	38,270	43,998
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2032	1,000	1,115
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2034	1,000	1,112
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2035	1,000	1,111
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2036	2,000	2,220
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2037	1,400	1,553
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2038	1,250	1,384
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2039	2,190	2,422
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2027	315	348
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2028	450	502
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030	175	199
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Bonds, notes & other debt instruments (continued) Utah (continued)	Principal amount (000)	Value (000)
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031	USD95	$109
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2032	135	143
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2033	150	158
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2034	115	121
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2035	215	225
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2037	300	315
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2039	175	183
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2040	160	167
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2041	175	182
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2046	275	283
		110,021
Vermont 0.06%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2031	3,300	3,577
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2033	2,200	2,380
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2039	1,750	1,884
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	4,300	4,611
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	2,610	2,656
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 2048	675	685
		15,793
Virgin Islands 0.04%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 2025	1,175	1,210
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 2026	3,210	3,325
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 2027	2,500	2,598
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 2028	3,355	3,494
		10,627
Virginia 2.05%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 5.00% 2023	280	287
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 2042	1,330	1,308
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 2049	2,800	2,675
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-B, 4.00% 2054	5,220	4,676
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2030	USD260	$275
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	4,000	4,157
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2050	2,000	2,075
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2037	1,700	1,892
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 2045	3,335	3,318
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	5,750	6,010
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	450	452
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022 (escrowed to maturity)	135	136
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	618
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,535
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)[3]	2,000	2,021
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,258
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2028	3,940	4,419
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2029	11,000	12,334
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2031	11,000	12,267
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014-A, 5.00% 2025 (preref. 2024)	2,355	2,496
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2026	900	972
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2028	2,600	2,792
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2025	5,110	5,470
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2026	2,500	2,751
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 2028	5,755	5,816
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 2025	2,000	2,149
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 2037	2,525	2,688
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 2041	1,520	1,601
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 2036	2,925	3,084
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,001
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	2,000	2,003
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2018-B, 5.00% 2057 (put 2023)	15,175	15,621
County of Fairfax, Sewer Rev. Ref. Bonds, Series 2021-B, 4.00% 2038	1,225	1,300
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,659
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, Assured Guaranty Municipal insured, 5.375% 2053 (put 2043)	8,500	9,491
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	5,280	5,518
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2040	USD6,340	$6,656
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	5,400	5,598
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	6,390	6,583
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2050	10,500	10,862
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	11,000	11,287
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2059	18,160	18,661
City of Fredericksburg, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	500	520
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,800	1,939
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,520	3,789
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028 (preref. 2025)	1,600	1,725
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029 (preref. 2025)	1,375	1,482
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)	1,500	1,617
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032 (preref. 2025)	1,000	1,078
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	4,000	4,213
Hampton Roads Transportation Accountability Commission, Transportation Fund Rev. Bonds, Series 2022-A, 4.00% 2052	25,000	24,825
County of Hanover, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Harbour Square Apartments), Series 2020, 0.31% 2023 (put 2022)	1,000	994
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Covenant Woods), Series 2012-A, 4.50% 2030	2,790	2,804
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	2,125	2,137
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	6,150	6,233
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 2047	750	761
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2022	655	656
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2023	860	862
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2026	1,210	1,301
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2027	995	1,067
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2029	750	801
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2030	810	862
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2031	820	871
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2037	2,725	2,879
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2022-A, 5.00% 2042	1,025	1,101
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2022-A, 5.00% 2047	4,190	4,470
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2022-A, 5.00% 2052	3,655	3,868
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	USD945	$973
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2023)	1,000	1,029
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 2023	300	302
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 2042	1,120	1,023
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 2048	2,310	2,023
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 0.75% 2035 (put 2025)	10,875	10,081
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 2051	6,150	4,510
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 2055	3,960	3,779
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,000	2,188
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 2024	160	166
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 2038	2,500	2,545
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 2046[1]	15,250	16,157
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	41,100	43,352
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	1,894
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,522
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 2044	2,000	2,129
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,466
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	406	406
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 2026	1,140	1,227
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 2027 (preref. 2024)	2,000	2,116
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 2040	1,690	1,739
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2022-A, 4.00% 2046	7,295	7,422
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 2026	2,000	2,152
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 2028	2,000	2,140
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)	1,750	1,895
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2031 (preref. 2025)	2,000	2,165
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2032 (preref. 2025)	2,250	2,436
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	35	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	870	927
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027 (preref. 2024)	130	138
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	15	15
City of Richmond, Public Utility Rev. Bonds, Series 2020-A, 4.00% 2050	3,000	2,997
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 2051	2,415	2,369
County of Rockingham, Econ. Dev. Auth., Residential Care Facs. Rev. Bonds (Sunnyside Presbyterian Home), Series 2020-A, 5.00% 2039	3,000	3,235
Small Business Fncg. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2049	12,450	12,170
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	2,500	2,607
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	2,105	2,191
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	USD2,960	$3,070
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	5,000	5,162
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	5,000	5,152
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2036	1,210	1,129
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2041	2,500	2,251
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2051	6,000	5,119
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2033	1,665	1,800
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2034	1,325	1,430
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2035	1,610	1,735
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2037	2,250	2,264
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2038	5,000	5,026
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2045	20,660	20,258
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2051	23,855	23,091
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,000	3,231
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2032	1,500	1,609
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2033	750	804
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2035	1,000	1,070
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 2027 (preref. 2025)	2,485	2,677
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 2028	5,000	5,386
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 2033 (preref. 2025)	2,630	2,754
City of Virginia Beach, Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster Canterbury on Chesapeake Bay), Series 2018, 5.00% 2023	335	343
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,115	1,204
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2035	1,000	1,067
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044 (preref. 2024)	3,000	3,129
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2044	2,000	2,137
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 0.75% 2040 (put 2025)	12,875	11,935
County of York, Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.90% 2033 (put 2023)	6,750	6,704
		528,685
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Bonds, notes & other debt instruments (continued) Washington 2.01%	Principal amount (000)	Value (000)
Bethel School Dist. No. 403, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.00% 2025	USD420	$443
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2031	1,000	1,098
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2033	1,305	1,429
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2036	3,000	3,278
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 2036	13,500	12,439
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 4.00% 2046	4,000	4,031
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement Green Bonds, Series 2015-S-2-A, (SIFMA Municipal Swap Index + 0.20%) 0.64% 2045 (put 2026)[2]	18,000	18,164
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 2045 (preref. 2025)	5,000	5,423
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 0.89% 2045 (put 2023)[2]	7,650	7,666
Certs. of Part., Series 2016-B, 5.00% 2022	2,090	2,102
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2017-A, 5.00% 2028	10,000	11,116
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,337
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	1,500	1,613
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	2,610	2,637
G.O. Bonds, Series 2017-A, 5.00% 2036	5,000	5,405
G.O. Bonds, Series 2017-A, 5.00% 2037	5,000	5,403
G.O. Bonds, Series 2022-A, 5.00% 2039	22,830	26,174
G.O. Bonds, Series 2016-A-1, 5.00% 2040	4,750	5,051
G.O. Bonds, Series 2018-C, 5.00% 2041	2,000	2,198
G.O. Bonds, Series 2018-A, 5.00% 2041	780	850
G.O. Bonds, Series 2018-A, 5.00% 2042	9,635	10,487
G.O. Rev. Ref. Bonds, Series 2016-R-C, 4.00% 2028	2,000	2,008
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2033	4,000	4,344
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2035	3,000	3,310
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2042	1,200	1,315
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2020-R, 2.00% 2044 (put 2025)	1,500	1,471
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2025)	10,000	10,550
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2026 (preref. 2025)	1,500	1,609
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2027 (preref. 2025)	1,000	1,072
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2033 (preref. 2025)	1,500	1,609
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,496
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,649
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	2,738
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 2036	3,000	3,285
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 2037	2,000	2,189
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 2041	5,000	5,048
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2012-A, 4.00% 2046	110	110
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 2036	1,000	1,087
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 2042	1,000	1,075
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 2045	505	506
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 2044	4,165	4,346
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 2044 (preref. 2024)	895	944
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 2040[1]	920	923
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 2045[1]	1,200	1,183
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 2048[1]	USD870	$848
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 2047	5,315	5,699
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2032	3,000	3,200
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2033	1,000	1,065
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2036	2,965	3,150
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2031	4,625	4,932
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2036	870	923
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2041	645	682
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2028	1,500	1,599
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2029	1,750	1,862
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2030	1,500	1,594
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2039	6,575	6,936
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027 (preref. 2024)	795	834
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2028	2,000	2,233
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2029	3,500	3,885
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2030	4,000	4,422
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2031	2,500	2,755
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2032	3,000	3,297
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2033	3,000	3,288
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2015-B, 5.00% 2038	7,000	7,763
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	9,992
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	2,585	2,512
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Grata at Totem Lake Apartments Project), Series 2022-B, 2.25% 2025 (put 2025)	3,925	3,853
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)	5,355	5,241
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 2035[8]	12,665	687
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	34,526	31,529
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2025[1]	240	254
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2027[1]	110	119
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2028[1]	250	270
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2029[1]	160	172
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2023	100	103
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,124
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2038[1]	2,300	2,444
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2043[1]	3,400	3,595
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2048[1]	4,300	4,533
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[1]	15,880	16,570
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[1]	6,000	6,265
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 2030	1,045	1,050
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 2035	1,400	1,230
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 2040	1,750	1,498
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 2043	975	824
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 2047	1,335	1,343
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	385	392
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 2049	6,315	6,221
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	6,000	6,114
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	5,810	5,688
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 2032[1]	USD910	$983
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2043[1]	40,335	31,499
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2048[1]	18,345	13,393
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2058[1]	14,520	9,960
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2058[1]	10,375	6,794
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 2058[1]	3,500	3,005
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,500	2,759
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,625	2,894
County of King, Sewer Rev. Ref. Bonds, Series 2021-A, 0.67% 2040 (put 2027)[2]	38,000	37,925
County of King, Sewer Rev. Ref. Bonds, Series 2015, 5.00% 2040 (preref. 2025)	2,550	2,719
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,330	2,404
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2036	5,000	5,405
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2040	5,000	5,386
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2013-B, 5.00% 2025	3,000	3,017
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	2,040	1,902
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	300	291
City of Seattle, Light and Power Improvement Rev. Bonds, Series 2018-A, 5.00% 2027	540	597
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 2045	1,125	1,241
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 2049	1,710	1,877
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.93% 2046 (put 2023)[2]	8,000	8,008
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 2046	1,500	1,682
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 2051	9,000	10,042
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 4.00% 2041	3,205	3,334
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2023	1,500	1,542
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2032	1,450	1,657
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2033	1,000	1,140
		520,257
West Virginia 0.27%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-A, 2.625% 2042	7,325	7,327
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	9,250	9,220
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 2052	1,000	1,064
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2035	1,430	1,553
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2036	1,500	1,625
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 2037	6,510	6,521
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 2038	1,375	1,375
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	7,940	8,488
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	1,940	1,929
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Co. Project), Series 2003-L, 2.75% 2022	8,560	8,578
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 2038	2,175	2,514
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 2043	975	1,078
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 2047	6,000	6,684
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 4.00% 2051	10,985	11,016
		68,972
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Bonds, notes & other debt instruments (continued) Wisconsin 1.58%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2015-A, 5.00% 2027	USD3,300	$3,395
G.O. Bonds, Series 2014-B, 5.00% 2030 (preref. 2022)	795	795
G.O. Bonds, Series 2021-B, 4.00% 2039	1,000	1,028
G.O. Rev. Ref. Bonds, Series 2012-2, 5.00% 2024 (preref. 2022)	1,065	1,065
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 2026	5,670	6,019
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.99% 2054 (put 2023)[2]	4,500	4,486
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 1.09% 2054 (put 2024)[2]	1,250	1,245
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B, 5.00% 2054 (put 2024)	10,000	10,510
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,066
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 2042	3,380	3,684
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 2047	2,500	2,449
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2035	8,710	9,349
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2036	5,470	5,869
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	11,895	11,895
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	9,750	10,438
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 2039	2,500	2,812
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 4.00% 2046	5,000	4,789
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 2041	1,590	1,699
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2017, 4.00% 2047	3,000	3,003
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[1]	3,495	3,731
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 4.00% 2034	1,360	1,382
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 4.00% 2035	1,000	1,014
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	5,150	5,472
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2051 (put 2027)	4,035	4,378
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2052 (put 2025)	3,445	3,628
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2036	3,870	4,335
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2037	3,500	3,916
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	27,200	30,028
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2023	125	125
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2024	160	161
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2025	205	206
Health and Educational Facs. Auth., Rev. Bonds (Rogers Memorial Hospital, Inc.), Series 2019-A, 5.00% 2038	1,000	1,078
Health and Educational Facs. Auth., Rev. Bonds (Rogers Memorial Hospital, Inc.), Series 2019-A, 5.00% 2049	2,580	2,758
Health and Educational Facs. Auth., Rev. Bonds (The Medical College of Wisconsin, Inc.), Series 2016, 5.00% 2041	2,000	2,129
Health and Educational Facs. Auth., Rev. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 2044	10,000	10,394
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031 (preref. 2023)	1,750	1,801
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Health System), Series 2021-A, 4.00% 2035	4,500	4,609
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Health System), Series 2021-A, 4.00% 2036	3,500	3,580
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2026 (preref. 2022)	30	30
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2029 (preref. 2022)	USD1,700	$1,717
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	460	485
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2033	500	526
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2031 (preref. 2025)	450	470
Health and Educational Facs. Auth., Rev. Ref. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 2039	920	960
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	5,511	5,322
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 2047	8,955	9,095
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	10,725	10,902
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	6,110	6,208
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,800	19,319
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	9,180	9,218
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 2050	25,480	25,797
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 2052	2,770	2,720
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	2,395	2,357
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	715	688
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2019-A, 1.60% 2048 (put 2022)	1,750	1,747
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	560	513
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 2040	1,000	1,066
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2046	1,000	920
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2051	2,925	2,639
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2056	3,440	3,054
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 2044	3,000	3,281
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2031	3,115	3,372
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2032	3,250	3,515
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2040	11,585	12,456
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	4,850	5,176
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2051	430	402
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2024[1]	925	940
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[1]	1,500	1,544
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 2041	3,275	3,320
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 2051	13,175	13,078
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 2050	13,515	10,597
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2028	2,595	2,793
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 2035	1,190	1,194
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 2036	1,240	1,235
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 2037	1,290	1,280
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 2042	2,000	1,955
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 2047	1,700	1,633
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 2052	1,650	1,565
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 2035	1,000	1,070
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	USD1,000	$943
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 2040	3,975	4,242
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 2045	1,530	1,617
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2050	1,000	991
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2055	1,250	1,234
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2058	2,000	2,144
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	1,000	1,028
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	2,840	2,975
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2058	11,950	12,516
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,125	1,204
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2044	1,915	2,022
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2051[1]	590	528
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2061[1]	1,080	926
University of Wisconsin, Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038 (preref. 2023)	3,000	3,080
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 2046	6,750	6,656
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 2051	15,555	15,182
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	3,760
		408,528
Wyoming 0.05%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	65	65
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	570	578
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 2046	2,365	2,401
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 2049	7,880	7,793
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,285	1,312
		12,149
Total bonds, notes & other debt instruments (cost: $25,062,776,000)		23,791,737
Short-term securities 7.60% Municipals 7.60%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 0.65% 2028[1,2]	17,100	17,100
Freddie Mac, Multi Family Mortgage Certs., Series 2007-M-012, 1.60% 2051 (put 2022)[3,7]	1,903	1,902
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.33% 2033[2]	4,160	4,160
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.32% 2029[2]	10,440	10,440
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 0.69% 2046 (put 2026)[2,7]	6,000	6,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.31% 2048[2]	41,000	41,000
State of Arizona, City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2022	275	276
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.31% 2052[2]	16,015	16,015
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.35% 2053[2]	USD28,425	$28,425
State of California, Educational Facs. Auth., Rev. IAM Commercial Paper (Stanford University), Series 2021-S-3, 0.12% 5/12/2022	15,000	15,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.30% 2035[2]	18,000	18,000
State of California, G.O. Bonds, Series 2020, 0.40% 2048[2]	100	100
State of California, IAM Commercial Paper, Series 2022-A-6, 0.50% 5/19/2022	9,705	9,705
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.27% 2033[2]	500	500
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	265	255
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.27% 2035[2]	2,500	2,500
State of California, City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-B, 0.37% 2035[2]	15,900	15,900
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	110,000	110,454
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	2,750	2,763
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.27% 2037[2]	7,020	7,020
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.27% 2037[2]	2,545	2,545
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 0.40% 2035[2]	43,470	43,470
State of California, Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2023	250	251
State of California, City of Riverside, Electric Rev. Ref. Bonds, Series 2011-A, 0.38% 2035[2]	12,300	12,300
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	27,555	27,596
State of California, Statewide Community Facs. Dist., IAM Commercial Paper, Series 2009-B6, 0.16% 5/11/2022	11,050	11,050
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-B, 1.00% 6/29/2022	110,000	109,979
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-A, 4.00% 6/29/2022	5,000	5,023
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 0.44% 2050[2]	5,700	5,700
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc.), Series 2010-A, 0.95% 2034 (put 2022)[7]	5,000	4,998
State of Florida, Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 3.00% 6/1/2022	115	115
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 0.31% 2047[2]	14,295	14,295
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	45,000	45,136
State of Illinois, City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 1.57% 12/1/2022	540	536
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.32% 2044[2]	9,285	9,285
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.32% 2044[2]	5,840	5,840
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.33% 2044[2]	28,470	28,470
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 0.32% 2024[2]	1,100	1,100
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.48% 2039[2]	6,000	6,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 0.46% 2033[2]	17,500	17,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.32% 2040[2]	8,000	8,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.32% 2051[2]	10,070	10,070
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.32% 2035[2]	57,725	57,725
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 2023	1,440	1,457
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.31% 2043[2]	USD14,500	$14,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 0.39% 2043[2]	7,300	7,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.39% 2050[2]	42,000	42,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-B, 0.50% 5/3/2022	25,500	25,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-A, 0.83% 6/8/2022	8,000	8,000
State of Massachusetts, Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2023	445	449
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper, Series 2022-EE, 0.45% 5/3/2022	15,000	15,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 0.30% 2042[2]	7,530	7,530
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Demand Obligations, Series 2000-A-2, 0.47% 2030[2]	35,745	35,745
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2018-A-1, 0.45% 2026[2]	4,500	4,500
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 0.60% 2034 (put 2022)[7]	11,160	11,155
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 0.46% 2047[2]	15,500	15,500
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2022-G, 0.85% 6/7/2022	2,910	2,910
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.31% 2042[2]	51,960	51,960
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.30% 2038[2]	17,065	17,065
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.30% 2042[2]	12,450	12,450
State of Michigan, Regents of the University of Michigan, General Rev. IAM Commercial Paper, Series 2022-B, 0.85% 6/22/2022	19,760	19,760
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 0.40% 2038[2]	20,000	20,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-D, 0.32% 2030[2]	21,785	21,785
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 0.32% 2030[2]	14,000	14,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-E, 0.33% 2030[2]	7,175	7,175
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-B, 0.33% 2030[2]	6,400	6,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 0.48% 2030[2]	16,650	16,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-D, 0.48% 2030[2]	14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 0.32% 2035[2]	18,100	18,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 0.32% 2035[2]	12,465	12,465
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 0.33% 2035[2]	14,530	14,530
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-G, 0.33% 2035[2]	1,135	1,135
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022	670	665
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2002-C, 0.12% 5/4/2022	6,700	6,700
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.34% 2039[2]	2,500	2,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 5/15/2022	2,025	2,027
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2/1/2023	USD785	$799
State of New York, New York City G.O. Bonds, Series 2008-C-4, Assured Guaranty Municipal insured, 0.80% 2027[2]	9,000	9,000
State of New York, New York City G.O. Bonds, Series 2006-E-2, 0.33% 2034[2]	4,215	4,215
State of New York, New York City G.O. Bonds, Series 2005-E-3, 0.42% 2034[2]	14,090	14,090
State of New York, New York City G.O. Bonds, Series 2006-E-4, 0.42% 2034[2]	11,675	11,675
State of New York, New York City G.O. Bonds, Series 2010-G-4, 0.42% 2039[2]	35,615	35,615
State of New York, New York City G.O. Bonds, Series 2021-3, 0.63% 2042[2]	18,710	18,710
State of New York, New York City G.O. Bonds, Series 2021-2, 0.64% 2042[2]	6,995	6,995
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.33% 2044[2]	3,300	3,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 0.46% 2033[2]	28,400	28,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 0.33% 2035[2]	9,115	9,115
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 0.44% 2038[2]	32,530	32,530
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.36% 2045[2]	8,850	8,850
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-AA-2, 0.42% 2046[2]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.33% 2048[2]	19,270	19,270
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.33% 2049[2]	1,300	1,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 0.33% 2050[2]	7,000	7,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1999-A-1, 0.42% 2028[2]	32,700	32,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.33% 2041[2]	5,535	5,535
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 0.36% 2043[2]	20,340	20,340
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 0.33% 2045[2]	16,445	16,445
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 0.33% 2045[2]	10,145	10,145
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 0.33% 2045[2]	4,000	4,000
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 0.23% 2046 (put 2022)[7]	35,500	35,499
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.36% 2039[2]	6,825	6,825
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.36% 2052[2]	30,800	30,800
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2013, 0.66% 2033[2]	10,000	10,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 0.66% 2045[2]	2,400	2,400
Territory of Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2022[1]	320	321
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.36% 2048[2]	16,945	16,945
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.36% 2033[2]	2,710	2,710
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.36% 2032[2]	2,875	2,875
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 0.36% 2038[2]	1,480	1,480
State of Texas, County of Alachua, Health Facs. Auth., IAM Commercial Paper, Series 2008-A, 0.80% 6/7/2022	5,000	5,000
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2022-F-1, 0.75% 6/3/2022	9,200	9,200
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.33% 2024[2]	17,530	17,530
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unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.32% 2024[2]	USD14,300	$14,300
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.32% 2024[2]	14,300	14,300
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.44% 2034[2]	25,000	25,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 0.44% 2034[2]	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2021, 4.25% 6/30/2022	10,000	10,051
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[7]	1,415	1,415
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A-2, 0.50% 5/3/2022	20,000	20,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.55% 5/18/2022	15,000	15,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.50% 5/19/2022	12,000	12,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.60% 5/19/2022	8,000	8,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.50% 5/20/2022	9,000	9,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.67% 5/24/2022	2,500	2,500
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.68% 5/25/2022	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.68% 5/25/2022	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.78% 6/2/2022	13,500	13,500
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 0.44% 2038[2]	28,985	28,985
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 0.42% 2033[2]	44,900	44,900
State of Vermont, Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2022	170	170
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.35% 2036[2]	16,435	16,435
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 0.46% 2038[2]	16,025	16,025
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.32% 2044[2]	2,510	2,510
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.32% 2044[2]	14,775	14,775
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 0.32% 12/1/2022[2]	7,800	7,800
Total short-term securities (cost: $1,964,695,000)		1,964,172
Total investment securities 99.72% (cost: $27,027,471,000)		25,755,909
Other assets less liabilities 0.28%		71,072
Net assets 100.00%		$25,826,981
The Tax-Exempt Bond Fund of America — Page 145 of 148

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	5,831	June 2022	USD(1,229,248)	$13,881
5 Year U.S. Treasury Note Futures	Short	4,993	June 2022	(562,571)	19,975
10 Year Ultra U.S. Treasury Note Futures	Short	2,000	June 2022	(258,000)	7,027
30 Year Ultra U.S. Treasury Bond Futures	Long	24	June 2022	3,851	(526)
					$40,357
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $717,533,000, which represented 2.78% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $3,807,000, which represented .01% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	For short-term securities, the mandatory put date is considered to be the maturity date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,070,744,000.
The Tax-Exempt Bond Fund of America — Page 146 of 148

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$3,372,417	$—	$3,372,417
Illinois	—	2,922,531	—	2,922,531
Texas	—	2,377,000	—	2,377,000
California	—	1,591,128	—	1,591,128
Florida	—	1,462,767	3,807	1,466,574
Pennsylvania	—	1,272,887	—	1,272,887
Michigan	—	823,973	—	823,973
Ohio	—	588,808	—	588,808
Georgia	—	544,219	—	544,219
Virginia	—	528,685	—	528,685
Other	—	8,303,515	—	8,303,515
Short-term securities	—	1,958,151	—	1,964,172
Total	$—	$25,746,081	$3,807	$25,755,909

The Tax-Exempt Bond Fund of America — Page 147 of 148

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40,883	$—	$—	$40,883
Liabilities:
Unrealized depreciation on futures contracts	(526)	—	—	(526)
Total	$40,357	$—	$—	$40,357
*	Futures contracts are not included in the fund’s investment portfolio.
Key to abbreviations
Agcy. = Agency
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-019-0622O-S85322	The Tax-Exempt Bond Fund of America — Page 148 of 148